[ARK FUNDS LOGO]

SEMI-ANNUAL REPORT
UNAUDITED
OCTOBER 31, 1995
---------------------------------------------

                U.S. Treasury Money Market Portfolio

                U.S. Government Money Market Portfolio

                Money Market Portfolio

                Tax-Free Money Market Portfolio

                Income Portfolio

                Growth and Income Portfolio

                Capital Growth Portfolio

                International Equity Portfolio

                Special Equity Portfolio

                ----------------------------------------------------------------

ARK FUNDS: U.S. TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
--------------------------------------------------------------------------------

           Annualized
            Yield at
   Due       Time of                              Principal       Value
  Date      Purchase                               Amount        (Note 1)
---------  -----------                           -----------   ------------
U.S. TREASURY OBLIGATIONS - 100.0%
U.S. TREASURY BILLS
 11/09/95    5.49-5.52% .......................  $   820,000   $    819,014
 11/16/95    5.76-6.00  .......................   25,895,000     25,833,109
 11/30/95         5.37  .......................      710,000        706,969
 12/14/95         5.50  .......................      205,000        203,680
 01/04/96         5.55  .......................    1,210,000      1,198,320
 01/25/96         5.50  .......................      930,000        918,241
 02/08/96    5.48-5.63  .......................   32,940,000     32,446,465
 02/15/96    5.45-5.46  .......................   46,545,000     45,818,957
 05/02/96    5.41-5.48  .......................    7,360,000      7,162,995
 05/30/96         5.50  .......................   19,010,000     18,417,247
 07/25/96         5.71  .......................   10,000,000      9,598,388
U.S. TREASURY NOTES
 11/15/95         5.60  .......................   75,000,000     74,985,164
 11/15/95         5.50  .......................   50,000,000     50,055,682
 03/31/96         5.82  .......................   25,000,000     25,190,525
 04/15/96         5.59  .......................   10,000,000     10,163,865
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS................                 303,518,621
                                                               ------------
TOTAL INVESTMENTS -- 100%
  (Cost $303,518,621)..........................                $303,518,621
                                                               ============

INCOME TAX INFORMATION:

Total cost for income tax purposes -- $303,518,621

    The accompanying notes are an integral part of the financial statements.

U.S. TREASURY MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments (Note 1)........................               $303,518,621
Cash........................................                      2,947
Interest receivable.........................                  3,951,905
Organization costs (Note 1).................                     10,674
Other assets................................                      5,338
                                                           ------------
    Total assets............................                307,489,485
LIABILITIES:
Dividends payable...........................  $1,385,069
Advisory fees payable.......................      66,026
Other payables and accrued expenses.........      36,618
                                              ----------
    Total liabilities.......................                  1,487,713
                                                           ------------
NET ASSETS..................................               $306,001,772
                                                           ============
Net Assets consist of:
Paid in capital.............................               $306,001,452
Accumulated undistributed net realized gain
  on investments............................                        320
                                                           ------------
NET ASSET...................................               $306,001,772
                                                           ============
INSTITUTIONAL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($258,328,838 /
  258,312,556 shares outstanding)...........                      $1.00
                                                                   ====
INSTITUTIONAL II CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($47,672,934 /
  47,677,050 shares outstanding)............                      $1.00
                                                                   ====

STATEMENT OF OPERATIONS
Six months ended October 31, 1995

INTEREST INCOME................................              $8,134,941
EXPENSES:
Advisory fee (Note 2)..........................  $ 356,471
Administration and distribution fees (Note
  2)...........................................    213,883
Registration fees..............................     21,152
Distribution fee: (Note 3)
  Institutional II Class.......................     12,228
Custodian fees and expenses....................     20,689
Trustees' compensation.........................      2,904
Audit..........................................      4,570
Legal..........................................     12,476
Miscellaneous..................................     10,688
                                                  --------
    Total expenses before waivers..............    655,061
Waivers of expenses (Note 4)...................   (144,662)     510,399
                                                  --------   ----------
Net interest income............................               7,624,542
Net realized loss on investments...............                  (3,522)
                                                             ----------
Net increase in net assets resulting from
  operations...................................              $7,621,020
                                                             ==========

---------------

    The accompanying notes are an integral part of the financial statements.

U.S. TREASURY MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED) - continued
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Six months ended
                                                                                                October 31, 1995     Year ended
                                                                                                  (Unaudited)      April 30, 1995
                                                                                                ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net interest income.........................................................................   $    7,624,542    $    7,946,304
  Net realized gain (loss) on investments.....................................................           (3,522)           20,730
                                                                                                   ------------      ------------
Net increase in net assets resulting from operations..........................................        7,621,020         7,967,034
                                                                                                   ------------      ------------
DISTRIBUTIONS:
Net interest income:
  Institutional Class.........................................................................       (6,997,079)       (7,946,304)
  Institutional II Class......................................................................         (627,463)               --
                                                                                                   ------------      ------------
Net decrease in net assets resulting from distributions.......................................       (7,624,542)       (7,946,304)
                                                                                                   ------------      ------------
SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE(1):
Proceeds from sales of shares.................................................................      259,803,850       512,041,076
Reinvested dividends..........................................................................              419               673
Cost of shares redeemed.......................................................................     (174,868,210)     (428,819,265)
                                                                                                   ------------      ------------
Net increase in net assets and shares resulting from share transactions.......................       84,936,059        83,222,484
                                                                                                   ------------      ------------
    Total increase in net assets..............................................................       84,932,537        83,243,214
NET ASSETS:
  Beginning of period.........................................................................      221,069,235       137,826,021
                                                                                                   ------------      ------------
  End of period...............................................................................   $  306,001,772    $  221,069,235
                                                                                                   ============      ============
---------------------------------------------------------------------------------------------------------------------------------
(1) Dollars and shares issued and redeemed:
Institutional Class:
  Issued......................................................................................   $  178,181,779    $  512,041,076
  Distributions reinvested....................................................................              419               673
  Redeemed....................................................................................     (140,923,189)     (428,819,265)
                                                                                                   ------------      ------------
Net Increase..................................................................................   $   37,259,009    $   83,222,484
                                                                                                   ============      ============
Institutional II Class:
  Issued......................................................................................   $   81,622,071                --
  Distributions reinvested....................................................................               --                --
  Redeemed....................................................................................      (33,945,021)               --
                                                                                                   ------------      ------------
Net Increase..................................................................................   $   47,677,050                --
                                                                                                   ============      ============

---------------

    The accompanying notes are an integral part of the financial statements.

U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           Institutional Class
                                                                        ---------------------------------------------------------
                                                                         Six months ended                         Period from
                                                                         October 31, 1995       Year ended      June 14, 1993**
                                                                            (Unaudited)       April 30, 1995   to April 30, 1994
                                                                        -------------------   --------------   ------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..................................       $   1.000           $  1.000           $  1.000
                                                                              --------           --------           --------
Income from investment operations:
Net interest income...................................................           0.027              0.045              0.025
Distributions:
Net interest income...................................................          (0.027)            (0.045)            (0.025)
                                                                              --------           --------           --------
Net asset value, end of period........................................       $   1.000           $  1.000           $  1.000
                                                                              ========           ========           ========
TOTAL RETURN..........................................................            2.73%+#            4.60%+             2.48%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).................................       $ 258,329           $221,069           $138,826
Ratio of expenses to average daily net assets(1)......................            0.35%*             0.38%              0.43%*
Ratio of net interest income to average daily net assets..............            5.37%*             4.59%              2.80%*
---------------
(1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waiver not
    occurred is as follows:...........................................            0.45%*             0.47%              0.51%*

                                                                         Institutional II
                                                                               Class
                                                                        -------------------
                                                                            Period from
                                                                          July 28, 1995**
                                                                        to October 31, 1995
                                                                            (Unaudited)
                                                                        -------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..................................        $ 1.000
                                                                              -------
Income from investment operations:
Net interest income...................................................          0.014
Distributions:
Net interest income...................................................         (0.014)
                                                                              -------
Net asset value, end of period........................................        $ 1.000
                                                                              =======
TOTAL RETURN..........................................................           1.36%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).................................        $47,673
Ratio of expenses to average daily net assets(1)......................           0.45%*
Ratio of net interest income to average daily net assets..............           5.13%*

---------------

   * Annualized
  ** Commencement of operations
   + Total return would have been lower had certain fees not been waived during the period.
   # Total return for period of less than one year is not annualized.
 (1) During the period, certain fees were voluntarily waived. The                0.55%*
     ratio of expenses to average daily net assets had such waivers not occurred is as follows:......................................

    The accompanying notes are an integral part of the financial statements.

ARK FUNDS: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
--------------------------------------------------------------------------------

           Annualized
            Yield at
   Due       Time of                             Principal        Value
  Date      Purchase                               Amount        (Note 1)
---------  -----------                          ------------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 54.2%
FEDERAL FARM CREDIT BANK
 11/03/95         6.02%   ....................  $ 10,000,000   $  9,996,755
 02/09/96         5.95+   ....................    25,000,000     24,996,713
 06/20/96         5.76+   ....................    25,000,000     24,989,984
 08/01/96         5.73    ....................    10,000,000      9,991,714
FEDERAL HOME LOAN BANK
 11/02/95         6.11    ....................    15,000,000     14,997,529
 01/02/96         6.35    ....................    15,000,000     14,843,450
 02/21/96    6.59-6.69    ....................    20,000,000     20,006,725
 05/06/96         6.00+   ....................     8,000,000      8,005,001
 05/15/96         5.80+   ....................    10,000,000      9,998,446
 09/26/96         5.80    ....................    10,000,000     10,000,000
 09/27/96         5.87    ....................     3,000,000      2,995,053
 10/30/96         5.83    ....................    10,000,000     10,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
 11/01/95         5.85    ....................    50,000,000     50,000,000
 12/01/95         5.64    ....................    25,000,000     24,884,167
 12/11/95         5.62    ....................    25,000,000     24,846,111
 08/01/96    5.61-5.92    ....................    20,000,000     19,977,615
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 12/20/95         6.15+   ....................     7,000,000      7,001,584
 12/28/95         5.65    ....................    25,000,000     24,780,708
 01/26/96         6.12+   ....................    12,000,000     12,006,948
 02/01/96         5.66    ....................    10,000,000      9,859,445
 03/11/96         5.65    ....................    25,000,000     24,500,563
 04/26/96         5.61    ....................    22,000,000     21,410,492
 04/30/96         5.61    ....................    25,000,000     24,314,965
 08/16/96         5.65+   ....................    25,000,000     25,000,000
 09/27/96         5.81    ....................    10,000,000     10,000,000
                                                               ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS....
                                                                439,403,968
                                                               ------------

                                                  Maturity        Value
                                                   Amount        (Note 1)
                                                ------------   ------------
REPURCHASE AGREEMENTS - 45.8%
CS First Boston, Inc., 5.87%, dated 10/31/95,
  due 11/01/95, collateralized by $79,542,000
  U.S. Treasury Bond, 11.25% due 02/15/15.....  $121,265,123   $121,245,353
Goldman Sachs, 5.89%, dated 10/31/95, due
  11/01/95, collateralized by $63,673,000 U.S.
  Treasury Notes, 4.625-9.50% due
  11/15/95-10/31/96 and $89,344,000 U.S.
  Treasury Bills due 11/24/95-7/25/96.........   150,024,542    150,000,000
Smith Barney, 5.88%, dated 10/31/95, due
  11/01/95, collateralized by $4,494,000 U.S.
  Treasury Notes, 6.88-7.75% due
  8/31/99-11/30/99, $141,000 Student Loan
  Marketing Association 0.0% due 5/15/96,
  $9,095,000 Resolution Trust Funding
  Corporation, 0.0% due 10/25/99-11/1/25,
  $16,250,711 Government National Mortgage
  Association 8.00% due 5/15/02-4/15/25,
  $32,761,583 Federal National Mortgage
  Association, 5.00-7.50% due 10/25/99-11/1/25
  and $83,979,193 Federal Home Loan Mortgage
  Corporation 6.44-8.02% due
  8/15/97-11/1/25.............................   100,016,333    100,000,000
                                                               ------------
TOTAL REPURCHASE AGREEMENTS...................                  371,245,353
                                                               ------------
TOTAL INVESTMENTS - 100%
  (Cost $810,649,321).........................                 $810,649,321
                                                                ===========

---------------

+ Floating rate security -- rate disclosed is as of October 31, 1995.

INCOME TAX INFORMATION:

Total cost for income tax purposes -- $810,649,321

Net capital losses incurred after October 31, 1994 and within the taxable year are deemed to arise on the first business day of the next following taxable year. U.S. Government Money Market Portfolio incurred, and elected to defer, net capital losses of approximately $4,000.

    The accompanying notes are an integral part of the financial statements.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments, at value (including repurchase
  agreements of $371,245,353) (Note 1)......               $810,649,321
Interest receivable.........................                  2,021,170
Organization costs (Note 1).................                     10,673
Other assets................................                     14,947
                                                           ------------
    Total assets............................                812,696,111
LIABILITIES:
Dividends payable...........................  $3,831,169
Advisory fees payable.......................     164,169
Registration fees payable...................      27,150
Other payables and accrued expenses.........      40,607
                                              ----------
    Total liabilities.......................                  4,063,095
                                                           ------------
NET ASSETS..................................               $808,633,016
                                                            ===========
Net Assets consist of:
Paid in capital.............................               $808,590,074
Accumulated undistributed net realized gain
  on investments............................                     42,942
                                                           ------------
NET ASSETS..................................               $808,633,016
                                                            ===========
INSTITUTIONAL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share
  ($796,939,923 / 796,895,275 shares
  outstanding)..............................                      $1.00
                                                                   ====
INSTITUTIONAL II CLASS:
NET ASSET VALUE, offering price and
  redemption price per share
  ($11,693,093 / 11,692,734 shares
  outstanding)..............................                      $1.00
                                                                   ====

STATEMENT OF OPERATIONS
Six months ended October 31, 1995

INTEREST INCOME.............................                $21,311,400
EXPENSES:
Advisory fee (Note 2).......................  $   892,178
Administration and distribution fees (Note
  2)........................................      535,307
Distribution fee: (Note 3)
  Institutional II Class....................        2,772
Custodian fees and expenses.................       69,089
Trustees' compensation......................        5,991
Registration fees...........................       34,271
Audit.......................................        4,720
Legal.......................................       32,420
Miscellaneous...............................       41,975
                                              -----------
    Total expenses before waivers...........    1,618,723
Waivers of expenses (Note 4)................     (571,390)    1,047,333
                                              -----------   -----------
Net interest income.........................                 20,264,067
Net realized gain on investments............                      2,923
                                                            -----------
Net increase in net assets resulting from
  operations................................                $20,266,990
                                                             ==========

---------------

    The accompanying notes are an integral part of the financial statements.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED) - continued
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six months ended
                                                                                               October 31, 1995     Year ended
                                                                                                 (Unaudited)      April 30, 1995
                                                                                               ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net interest income........................................................................   $   20,264,067    $    24,682,509
  Net realized gain on investments...........................................................            2,923             40,097
                                                                                                  ------------       ------------
Net increase in net assets resulting from operations.........................................       20,266,990         24,722,606
                                                                                                  ------------       ------------
DISTRIBUTIONS:
Net Interest Income:
  Institutional Class........................................................................      (20,111,614)       (24,682,509)
  Institutional II Class.....................................................................         (152,453)
                                                                                                  ------------       ------------
Net decrease in net assets resulting from distributions......................................      (20,264,067)       (24,682,509)
                                                                                                  ------------       ------------
SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE(1):
Proceeds from sales of shares................................................................      821,760,128      1,609,772,103
Reinvested dividends.........................................................................              447                733
Cost of shares redeemed......................................................................     (664,243,388)    (1,230,136,992)
                                                                                                  ------------       ------------
Net increase in net assets and shares resulting from share transactions......................      157,517,187        379,635,844
                                                                                                  ------------       ------------
    Total increase in net assets.............................................................      157,520,110        379,675,941
NET ASSETS:
  Beginning of period........................................................................      651,112,906        271,436,965
                                                                                                  ------------       ------------
  End of period..............................................................................   $  808,633,016    $   651,112,906
                                                                                                  ============       ============
---------------------------------------------------------------------------------------------------------------------------------
(1) Dollars and shares issued and redeemed:
Institutional Class:
  Issued.....................................................................................   $  794,606,076    $ 1,609,772,103
  Distributions reinvested...................................................................              447                733
  Redeemed...................................................................................     (648,782,070)    (1,230,136,992)
                                                                                                  ------------       ------------
Net increase.................................................................................   $  145,824,453    $   379,635,844
                                                                                                  ============       ============
Institutional II Class:
  Issued.....................................................................................   $   27,154,052                 --
  Distributions reinvested...................................................................               --                 --
  Redeemed...................................................................................      (15,461,318)                --
                                                                                                  ------------       ------------
Net increase.................................................................................   $   11,692,734                 --
                                                                                                  ============       ============

---------------

    The accompanying notes are an integral part of the financial statements.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           Institutional Class
                                                                        ---------------------------------------------------------
                                                                         Six months ended                         Period from
                                                                         October 31, 1995       Year ended      June 14, 1993**
                                                                            (Unaudited)       April 30, 1995   to April 30, 1994
                                                                        -------------------   --------------   ------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..................................       $   1.000           $  1.000           $  1.000
                                                                              --------           --------           --------
Income from investment operations:
Net interest income...................................................           0.029              0.049              0.027
Distributions:
Net interest income...................................................          (0.029)            (0.049)            (0.027)
                                                                              --------           --------           --------
Net asset value, end of period........................................       $   1.000           $  1.000           $  1.000
                                                                              ========           ========           ========
TOTAL RETURN..........................................................            2.90%+#            5.00%+             2.70%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).................................       $ 796,940           $651,113           $271,437
Ratio of expenses to average daily net assets(1)......................            0.29%*             0.25%              0.35%*
Ratio of net interest income to average daily net assets..............            5.68%*             5.09%              3.03%*
---------------
(1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers not
    occurred is as follows............................................            0.45%*             0.47%              0.62%*

                                                                         Institutional II
                                                                              Class
                                                                       --------------------
                                                                           Period from
                                                                         July 28, 1995**
                                                                       to October 31, 1995
                                                                           (Unaudited)
                                                                       --------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period.................................        $  1.000
                                                                              -------
Income from investment operations:
Net interest income..................................................           0.014
Distributions:
Net interest income..................................................          (0.014)
                                                                              -------
Net asset value, end of period.......................................        $  1.000
                                                                              =======
TOTAL RETURN.........................................................            1.45%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)................................        $ 11,693
Ratio of expenses to average daily net assets(1).....................            0.40%*
Ratio of net interest income to average daily net assets.............            5.50%*

---------------
   * Annualized
  ** Commencement of operations
   + Total return would have been lower had certain fees not been waived during the period.
   # Total return for period of less than one year is not annualized.
 (1) During the period, certain fees were voluntarily waived. The                0.56%*
     ratio of expenses to average daily net assets had such waivers not occurred is as follows.......................................

    The accompanying notes are an integral part of the financial statements.

ARK FUNDS: MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
--------------------------------------------------------------------------------

           Annualized
            Yield at
   Due       Time of                              Principal       Value
  Date      Purchase                               Amount        (Note 1)
---------  -----------                           -----------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.7%
FEDERAL HOME LOAN BANK
 11/22/95         6.55% .......................  $25,000,000   $ 24,908,999
 12/18/95         6.53  .......................   10,000,000      9,919,055
 05/15/96         5.80+ .......................   10,000,000      9,998,446
 08/21/96         5.79  .......................    5,510,000      5,507,902
FEDERAL HOME LOAN MORTGAGE CORPORATION
 06/03/96         6.00+ .......................    5,000,000      4,994,326
 06/07/96         6.20+ .......................    5,000,000      5,000,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 01/26/96         6.12+ .......................   16,000,000     16,007,013
 09/27/96         5.81  .......................   10,000,000     10,000,000
STUDENT LOAN MARKETING ASSOCIATION
 07/19/96         5.60+ .......................    8,020,000      8,021,631
 10/14/97         5.62+ .......................    2,000,000      2,000,000
                                                                -----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS..................................                  96,357,372
                                                                -----------
COMMERCIAL PAPER - 8.5%
ABBEY NATIONAL
 11/07/95         5.76  .......................    5,000,000      4,995,275
CIESCO
 11/14/95         5.74  .......................    5,000,000      4,989,763
FORD MOTOR CREDIT CORP.
 12/12/95         5.71  .......................   10,000,000      9,935,881
 07/22/96         5.70  .......................    5,000,000      4,799,580
GOLDMAN SACHS & CO.
 11/24/95         5.73  .......................   10,000,000      9,963,775
                                                                -----------
TOTAL COMMERCIAL PAPER.........................                  34,684,274
                                                                -----------
BONDS & NOTES - 27.9%
BANK OF NEW YORK, DELAWARE
 10/25/96         5.87  .......................    5,000,000      5,000,000
BANK ONE COLUMBUS
 09/12/96         6.00  .......................    5,000,000      5,000,000
BETA FINANCE CORP.(A)
 11/07/95         5.53+ .......................    5,000,000      5,000,000
 07/29/96         6.03  .......................    5,000,000      4,995,570
BLUE CHIP PRODUCTS, INC.
 06/08/19         5.88+ .......................    1,000,000      1,000,000
CAPITAL ONE FUNDING CORP.
 10/01/15         5.82+ .......................    5,000,000      5,000,000
CIT GROUP HOLDINGS, INC.
 04/29/96         5.95  .......................    2,500,000      2,499,383
FIRST UNION
 05/13/96         5.90+ .......................    5,000,000      5,000,000
 09/16/96         5.82+ .......................   10,000,000      9,990,403
GENERAL ELECTRIC CAPITAL CORP.
 02/15/96         6.10+ .......................    5,000,000      5,000,000
 01/01/06         5.91+ .......................    1,962,021      1,962,021
GENERAL MOTORS ACCEPTANCE CORP.
 02/08/96         6.47  .......................    5,000,000      5,030,404
 05/01/96         5.93  .......................    5,000,000      5,063,666
 06/07/96         5.90+ .......................    5,000,000      5,000,000
MERRILL LYNCH
 03/13/96         6.11+ .......................    5,000,000      5,000,000
 04/22/96         6.07+ .......................    5,000,000      5,000,000
 07/24/96         5.77+ .......................    5,000,000      5,000,000
NATIONSBANK CORP.
 08/15/96         5.79  .......................   10,000,000      9,913,285

           Annualized
            Yield at
   Due       Time of                              Principal       Value
  Date      Purchase                               Amount        (Note 1)
---------  -----------                           -----------   ------------
PNC BANK N.A.
 11/13/95         6.33  .......................  $ 5,000,000   $  5,000,033
WACHOVIA CORP.
 08/05/96         5.73  .......................   10,000,000     10,025,350
WELLS FARGO
 08/16/96         5.81+ .......................    8,000,000      8,001,751
                                                                -----------
TOTAL BONDS & NOTES............................                 113,481,866
                                                                -----------
CERTIFICATES OF DEPOSIT - 3.7%
BAYERISCHE VEREINSBANK YANKEE
 07/12/96         5.90  .......................   10,000,000     10,000,000
DEUTSCHE YANKEE
 08/21/96         6.15  .......................    5,000,000      5,000,000
                                                                -----------
TOTAL CERTIFICATES OF DEPOSIT..................                  15,000,000
                                                                -----------
MUNICIPAL BONDS & NOTES - 9.6%
CALIFORNIA
Oakland Alameda County, California
 01/10/96         5.87  .......................   10,000,000     10,000,000
MASSACHUSETTS
Massachusetts Industrial Finance Agency
 12/01/95         5.82  .......................   15,000,000     15,000,000
NEW YORK
New York City General Obligation
 11/21/95         6.02  .......................   10,000,000     10,000,000
NORTH CAROLINA
Durham, NC, Taxable Certificates, Series B
 07/01/03         5.92+ .......................    1,500,000      1,500,000
PENNSYLVANIA
Pennsylvania State, Economic Development
 Financing Authority Revenue Bonds, Series A1
 08/01/04         5.85+ .......................      800,000        800,000
Pennsylvania State, Economic Development
 Financing Authority Revenue Bonds, Series A1
 08/01/12         5.85+ .......................    1,700,000      1,700,000
                                                                -----------
TOTAL MUNICIPAL BONDS & NOTES..................                  39,000,000
                                                                -----------

                                                  Maturity
                                                   Amount
                                                 -----------
REPURCHASE AGREEMENTS - 26.6%
CS First Boston, 5.87%, dated 10/31/95, due
  11/01/95, collateralized by $38,769,000 U.S.
  Treasury Bond, 11.25% due 02/15/15...........  $58,354,151     58,344,638
Goldman Sachs, 5.89%, dated 10/31/95, due
  11/01/95, collateralized by $21,224,000 U.S.
  Treasury Notes, 4.625-9.50% due 11/15/95-
  10/31/96 and $29,781,000 U.S. Treasury Bills
  due 11/24/95-7/25/96.........................   50,008,181     50,000,000
                                                               ------------
TOTAL REPURCHASE AGREEMENTS....................                 108,344,638
                                                               ------------
TOTAL INVESTMENTS - 100%
  (Cost $406,868,150)..........................                $406,868,150
                                                                ===========

---------------

   + Floating rate security -- rate disclosed is as of October 31,
     1995.
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the year end, the value of these securities amounted to approximately $9,995,570 or 2.5% of net assets.

INCOME TAX INFORMATION:

Total cost for income tax purposes -- $406,868,150

    The accompanying notes are an integral part of the financial statements.

MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments, at value (including repurchase
  agreements of $108,344,638) (Note 1)......               $406,868,150
Interest receivable.........................                  2,422,375
Organization costs (Note 1).................                     10,782
Other assets................................                      7,802
                                                            -----------
    Total assets............................                409,309,109
LIABILITIES:
Dividends payable...........................  $1,537,084
Advisory fees payable.......................      64,175
Registration fees payable...................      30,864
Other payables and accrued expenses.........      29,790
                                              -----------
    Total liabilities.......................                  1,661,913
                                                            -----------
NET ASSETS..................................               $407,647,196
                                                            ===========
Net Assets consist of:
Paid in capital.............................               $407,619,100
Accumulated undistributed net realized gain
  on investments............................                     28,096
                                                            -----------
NET ASSETS..................................               $407,647,196
                                                            ===========
INSTITUTIONAL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($309,552,145 /
  309,521,109 shares outstanding)...........                      $1.00
                                                                   ====
RETAIL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($77,736,148 /
  77,729,773 shares outstanding)............                      $1.00
                                                                   ====
INSTITUTIONAL II CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($20,358,903 /
  20,358,671 shares outstanding)............                      $1.00
                                                                   ====

STATEMENT OF OPERATIONS
Six months ended October 31, 1995

INTEREST INCOME..............................               $11,546,408
EXPENSES:
Advisory fee (Note 2)........................  $  476,081
Administration and distribution fees (Note
  2).........................................     285,649
Transfer agent fee (Note 2)
  Retail Class...............................       8,921
Distribution fee: (Note 3)
  Retail Class...............................      79,870
  Institutional Il Class.....................       3,740
Shareholder servicing fee: (Note 3)
  Retail Class...............................      47,920
Custodian fees and expenses..................      35,377
Trustees' compensation.......................       4,702
Registration fees............................      22,283
Audit........................................       4,570
Legal........................................      19,636
Miscellaneous................................      26,502
  Total expenses before waivers..............   1,015,251
                                                ---------
Waivers of expenses (Note 4).................    (425,153)      590,098
                                                ---------   -----------
Net interest income..........................                10,956,310
Net realized loss on investments.............                    (1,088)
Net increase in net assets resulting from                   -----------
  operations.................................               $10,955,222
                                                            ===========

---------------

    The accompanying notes are an integral part of the financial statements.

MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED) - continued
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six months ended
                                                                                              October 31, 1995       Year ended
                                                                                                (Unaudited)        April 30, 1995
                                                                                              ----------------     --------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net interest income.......................................................................   $   10,956,310      $   13,830,132
  Net realized gain (loss) on investments...................................................           (1,088)             29,184
                                                                                                  -----------         -----------
Net increase in net assets resulting from operations........................................       10,955,222          13,859,316
                                                                                                  -----------         -----------
DISTRIBUTIONS:
Net interest income:
  Institutional Class.......................................................................       (9,003,903)        (12,863,420)
  Retail Class..............................................................................       (1,742,280)           (966,712)
  Institutional II Class....................................................................         (210,127)                 --
                                                                                                  -----------         -----------
Net decrease in net assets resulting from distributions.....................................      (10,956,310)        (13,830,132)
                                                                                                  -----------         -----------
SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE(1):
Proceeds from sales of shares...............................................................      441,741,684         707,640,605
Reinvested dividends........................................................................        1,751,106             967,465
Cost of shares redeemed.....................................................................     (364,784,481)       (576,871,632)
                                                                                                  -----------         -----------
Net increase in net assets resulting from share transactions................................       78,708,309         131,736,438
                                                                                                  -----------         -----------
    Total increase in net assets............................................................       78,707,221         131,765,622
NET ASSETS:
  Beginning of period.......................................................................      328,939,975         197,174,353
                                                                                                  -----------         -----------
  End of period.............................................................................   $  407,647,196      $  328,939,975
                                                                                                  ===========         ===========
---------------------------------------------------------------------------------------------------------------------------------
(1) Dollars and shares issued and redeemed:
Institutional Class:
  Issued....................................................................................   $  364,590,086      $  642,304,499
  Distributions reinvested..................................................................              460                 753
  Redeemed..................................................................................     (332,899,256)       (561,628,177)
                                                                                                  -----------         -----------
Net increase................................................................................   $   31,691,290      $   80,677,075
                                                                                                  ===========         ===========
Retail Class:
  Issued....................................................................................   $   45,710,138      $   65,336,106
  Distributions reinvested..................................................................        1,750,646             966,712
  Redeemed..................................................................................      (20,802,436)        (15,243,455)
                                                                                                  -----------         -----------
Net increase................................................................................   $   26,658,348      $   51,059,363
                                                                                                  ===========         ===========
Institutional II Class:
  Issued....................................................................................   $   31,441,460                  --
  Distributions reinvested..................................................................               --                  --
  Redeemed..................................................................................      (11,082,789)                 --
                                                                                                  -----------         -----------
Net increase................................................................................   $   20,358,671                  --
                                                                                                  ===========         ===========

---------------

    The accompanying notes are an integral part of the financial statements.

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           Institutional Class
                                                                        ---------------------------------------------------------
                                                                        Six months ended                           Period from
                                                                        October 31, 1995       Year ended        June 14, 1994**
                                                                          (Unaudited)        April 30, 1995     to April 30, 1994
                                                                        ----------------     --------------     -----------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..................................      $  1.000            $  1.000            $   1.000
                                                                            --------         --------------          --------
Income from investment operations:
Net interest income...................................................         0.029               0.050                0.028
Distributions:
Net interest income...................................................        (0.029)             (0.050)              (0.028)
                                                                            --------         --------------          --------
Net asset value, end of period........................................      $  1.000            $  1.000            $   1.000
                                                                        ===============      ============       ==============
TOTAL RETURN..........................................................          2.98%+#             5.13%+               2.80%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).................................      $309,552            $277,859            $ 197,162
Ratio of expenses to average daily net assets(1)......................          0.25%*              0.20%                0.26%*
Ratio of net interest income to average daily net assets..............          5.82%*              5.13%                3.16%*
---------------
(1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers not
    occurred is as follows:...........................................          0.46%*              0.46%                0.52%*

                                                                                              Retail Class
                                                                        ---------------------------------------------------------
                                                                        Six months ended                           Period from
                                                                        October 31, 1995       Year ended        June 14, 1994**
                                                                          (Unaudited)        April 30, 1995     to April 30, 1994
                                                                        ----------------     --------------     -----------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..................................      $  1.000            $  1.000            $   1.000
                                                                            --------            --------             --------
Income from investment operations:
Net interest income...................................................         0.028               0.046                0.004
Distributions:
Net interest income...................................................        (0.028)             (0.046)              (0.004)
                                                                            --------            --------             --------
Net asset value, end of period........................................      $  1.000            $  1.000            $   1.000
                                                                            ========            ========             ========
TOTAL RETURN..........................................................          2.80%+#             4.69%+               0.42%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).................................      $ 77,736            $ 51,081            $      12
Ratio of expenses to average daily net assets(1)......................          0.60%*              0.45%                1.16%*
Ratio of net interest income to average daily net assets..............          5.45%*              4.88%                2.26%*
---------------
(1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers not
    occurred is as follows:...........................................          0.89%*              0.97%              592.55%*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                               Institutional II
                                                                                                                     Class
                                                                                                              -------------------
                                                                                                                  Period from
                                                                                                                July 21, 1995**
                                                                                                              to October 31, 1995
                                                                                                                  (Unaudited)
                                                                                                              -------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period......................................................................          $ 1.000
                                                                                                                    -------
Income from investment operations:
Net interest income.......................................................................................            0.016
Distributions:
Net interest income.......................................................................................           (0.016)
                                                                                                                    -------
Net asset value, end of period............................................................................          $ 1.000
                                                                                                                    =======
TOTAL RETURN..............................................................................................             1.61%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).....................................................................          $20,359
Ratio of expenses to average daily net assets(1)..........................................................             0.35%*
Ratio of net interest income to average daily net assets..................................................             5.62%*

---------------

   * Annualized
  ** Commencement of operations
   + Total return would have been lower had certain fees not been waived during the period.
   # Total return for periods of less than one year are not annualized.
 (1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net
     assets had such waivers not occurred is as follows...................................................             0.57%*

    The accompanying notes are an integral part of the financial statements.

ARK FUNDS: TAX-FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
--------------------------------------------------------------------------------

                                              Principal      Value
                                               Amount      (Note 1)
                                              ---------   -----------
MUNICIPAL BONDS AND NOTES - 80.6%
ALASKA - 0.2%
Valdez, AK, Marine Terminal Revenue Bonds,
  Exxon Pipeline Project, variable rate,
  3.90%, 10/01/25...........................  $ 200,000   $   200,000
                                                          -----------
ARIZONA - 2.6%
Maricopa County, AZ, School District, Tax
  Anticipation Notes, Series A, 4.45%,
  07/31/96..................................  2,700,000     2,710,632
                                                          -----------
COLORADO - 2.6%
Colorado Educational Facilities Authority
  Revenue Bonds variable rate, 4.00%,
  10/01/10..................................  2,700,000     2,700,000
                                                          -----------
DELAWARE - 1.2%
Delaware State Health Facilities Authority
  Revenue Bonds, variable rate, 3.75%,
  03/01/00..................................  1,300,000     1,300,000
                                                          -----------
FLORIDA - 6.1%
Dade County, FL, Special Obligation Revenue
  Bonds, Fixed Capital Asset Acquisition,
  variable rate, 4.15%, 10/01/10............  1,600,000     1,600,000
Florida State Housing Authority, variable
  rate, 3.95%, 06/15/25.....................  4,000,000     4,000,000
Indian Trace Community Development District,
  FL, Series A, variable rate, 3.85%,
  11/01/99..................................    900,000       900,000
                                                          -----------
                                                            6,500,000
                                                          -----------
GEORGIA - 5.0%
Burke County, GA, Pollution Control Revenue
  Bonds, Oglethorpe Power Corp., variable
  rate, 3.90%, 01/01/16.....................  2,000,000     2,000,000
De Kalb County, GA, Development Authority
  Revenue Bonds, variable rate, 4.15%,
  02/01/98..................................    700,000       700,000
De Kalb County, GA, Development Authority
  Revenue Bonds, variable rate, 4.15%,
  02/01/99..................................    600,000       600,000
Fulton County, GA, Development Authority
  Revenue Bonds, Metro Atlanta YMCA Project,
  variable rate, 3.85%, 06/01/20............  2,000,000     2,000,000
                                                          -----------
                                                            5,300,000
                                                          -----------
ILLINOIS - 8.2%
Du Page, IL, Water Commission General
  Obligation Bonds, 7.50%, 03/01/00
  (Prerefunded 03/01/96 at 102).............  1,000,000     1,029,816
Illinois Health Facilities Authority Revenue
  Bonds, Methodist Medical Center, Series B,
  variable rate, 3.85%, 10/01/14............  2,700,000     2,700,000
Illinois State Revenue Anticipation
  Certificates, 4.50%, 06/10/96.............  3,000,000     3,011,442
Village of Lisle, IL, Multi-family Revenue
  Bonds, variable rate, 3.85%, 12/15/25.....  1,900,000     1,900,000
                                                          -----------
                                                            8,641,258
                                                          -----------
IOWA - 3.3%
Iowa School Corps., Certificate
  Participation Warrants, Series A, 4.75%,
  06/28/96..................................  1,000,000     1,005,679
Iowa School Corps., Certificate
  Participation Warrants, Series B, 5.75%,
  02/01/96..................................    500,000       500,900
Iowa State Higher Education Facilities Loan
  Authority Revenue Bonds, St. Ambrose
  University Project, variable rate, 3.90%,
  02/01/05..................................  2,000,000     2,000,000
                                                          -----------
                                                            3,506,579
                                                          -----------
KENTUCKY - 0.5%
Pendleton County, KY, Insurance Funding
  Revenue Bonds, variable rate, 4.00%,
  07/01/96..................................    500,000       500,000
                                                          -----------

                                              Principal      Value
                                               Amount      (Note 1)
                                              ---------   -----------
LOUISIANA - 1.1%
Louisiana State Hospital Public Facilities
  Authority Revenue Bonds, Hospital
  Equipment Financing & Refunding, variable
  rate, Series A, 4.30%, 12/01/05...........  $1,200,000  $ 1,200,000
                                                          -----------
MARYLAND - 7.4%
Baltimore, MD, Industrial Development
  Authority Revenue Bonds, variable rate,
  4.20%, 08/01/16...........................  4,000,000     4,000,000
Maryland State Health & Higher Education
  Facilities Authority Revenue Bonds, Series
  A, variable rate, 3.85%, 10/01/10.........  1,700,000     1,700,000
Maryland State Health & Higher Education
  Facilities Authority Revenue Bonds, Series
  A, variable rate, 3.85%, 04/01/35.........  1,100,000     1,100,000
Washington Suburban Sanitation District, MD,
  General Obligation Bonds, 6.75%,
  01/01/96..................................  1,000,000     1,004,030
                                                          -----------
                                                            7,804,030
                                                          -----------
MICHIGAN - 2.8%
Michigan State Underground Storage Tank
  Financial Assurance Authority Revenue
  Bonds, Series I, variable rate, 3.90%,
  12/01/04..................................  3,000,000     3,000,000
                                                          -----------
MINNESOTA - 1.9%
Minneapolis, MN, General Obligation Bonds,
  Series B, variable rate, 3.95%,
  12/01/05..................................  2,000,000     2,000,000
                                                          -----------
MISSISSIPPI - 1.6%
Jackson County, MS, Port Facility Revenue
  Bonds, variable rate, 3.90%, 06/01/23.....  1,650,000     1,650,000
                                                          -----------
MISSOURI - 0.9%
City of Columbia, MO, Special Revenue Bonds,
  Series A, variable rate, 3.95%,
  06/01/08..................................  1,000,000     1,000,000
                                                          -----------
MONTANA - 3.5%
Forsyth, MT, Pollution Control Revenue
  Bonds, Portland General Electric Co.,
  Series A, variable rate, 3.95%,
  06/01/13..................................  3,700,000     3,700,000
                                                          -----------
NEW HAMPSHIRE - 3.0%
New Hampshire State Business Finance
  Authority Pollution Control Revenue Bonds,
  Series A, variable rate, 3.95%,
  12/01/22..................................  3,200,000     3,200,000
                                                          -----------
NEW YORK - 3.8%
New York City, NY, General Obligation Bonds,
  Series A, Subseries A9, variable rate,
  4.05%, 08/01/18...........................  2,500,000     2,500,000
New York City, NY, General Obligation Bonds,
  Series B, Subseries B3, variable rate,
  4.00%, 08/15/04...........................  1,300,000     1,300,000
New York State Energy Resource and
  Development Authority, Pollution Control
  Revenue Bonds, Niagara Mohawk Power,
  Series B, variable rate, 3.85%,
  12/01/25..................................    200,000       200,000
                                                          -----------
                                                            4,000,000
                                                          -----------
OREGON - 4.1%
Oregon State General Obligation Bonds,
  Series 73-E, variable rate, 3.85%,
  12/01/16..................................    700,000       700,000
Port of St. Helens, OR, Pollution Control
  Revenue Bonds, Series A, variable rate,
  3.95%, 04/01/10...........................  3,600,000     3,600,000
                                                          -----------
                                                            4,300,000
                                                          -----------

    The accompanying notes are an integral part of the financial statements.

TAX-FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED) - continued
--------------------------------------------------------------------------------

                                              Principal      Value
                                               Amount      (Note 1)
                                              ---------   -----------
MUNICIPAL BONDS AND NOTES - continued
PENNSYLVANIA - 10.4%
Allegheny County, PA, Hospital Development
  Authority Revenue Bonds, Presbyterian
  University Hospital, Series C, variable
  rate, 3.85%, 03/01/20.....................  $ 400,000   $   400,000
Allegheny County, PA, Hospital Development
  Authority Revenue Bonds, Presbyterian
  University Hospital, Series D, variable
  rate, 3.85%, 03/01/20.....................    200,000       200,000
Allegheny County, PA, Series C-39, General
  Obligation Bond, 4.40%, 05/01/96..........  1,000,000     1,002,880
Bucks County, PA, Industrial Development
  Authority Revenue Bonds, variable rate,
  3.85%, 07/01/15...........................  2,200,000     2,200,000
Commonwealth of Pennsylvania, Higher
  Education University Funding Obligations,
  Temple University, 5.00%, 05/22/96........  2,000,000     2,007,441
Delaware County, PA, Industrial Development
  Authority Solid Waste Revenue Bonds, Scott
  Paper Company, Series D, variable rate
  3.95%, 12/01/18...........................  2,500,000     2,500,000
Lehigh County, PA, Industrial Development
  Authority Pollution Control Revenue Bonds,
  Allegheny Electric Coop, Inc., Series A,
  variable rate 3.85%, 12/01/15.............  1,700,000     1,700,000
Philadelphia, PA, Hospital and Higher
  Education, Facilities Authority Revenue
  Bonds, 3.85%, 07/01/96....................  1,000,000     1,000,000
                                                          -----------
                                                           11,010,321
                                                          -----------
RHODE ISLAND - 3.8%
Rhode Island State Tax Anticipation Notes,
  4.50%, 06/28/96...........................  4,000,000     4,020,217
                                                          -----------
TENNESSEE - 1.4%
Jefferson County, TN, Industrial Development
  Authority Revenue Bonds, variable rate,
  4.15%, 04/01/98...........................  1,500,000     1,500,000
                                                          -----------
TEXAS - 4.1%
Texas State Tax & Revenue Anticipation
  Notes, Series A, 4.75%, 08/30/96..........  3,000,000     3,016,257
Texas State, Higher Education Authority
  Revenue Bonds, Series B, variable rate,
  3.90%, 12/01/25...........................  1,300,000     1,300,000
                                                          -----------
                                                            4,316,257
                                                          -----------
WYOMING - 1.1%
Lincoln County, WY, Pollution Control
  Revenue Bonds, Exxon Project, variable
  rate, 3.90%, 08/01/15.....................    900,000       900,000
Sublette County, WY, Pollution Control
  Revenue Bonds, variable rate, 3.90%,
  11/01/14..................................    300,000       300,000
                                                          -----------
                                                            1,200,000
                                                          -----------
TOTAL MUNICIPAL BONDS AND NOTES.............               85,259,294
                                                          -----------

                                              Principal      Value
                                               Amount      (Note 1)
                                              ---------   -----------
COMMERCIAL PAPER - 19.4%
FLORIDA - 2.8%
Sunshine State, 3.75%, 11/15/95.............  $3,000,000  $ 3,000,000
                                                          -----------
INDIANA - 2.8%
Sullivan, IN 3.75%, 12/01/95................  1,000,000     1,000,000
Sullivan, IN 3.75%, 12/13/95................  2,000,000     2,000,000
                                                          -----------
                                                            3,000,000
                                                          -----------
KENTUCKY - 2.4%
Jefferson County, KY 3.90%, 01/17/96........  2,500,000     2,500,000
                                                          -----------
MARYLAND - 2.4%
Howard County, MD, 3.80%, 12/15/95..........  2,500,000     2,500,000
                                                          -----------
MASSACHUSETTS - 0.9%
Massachusetts State Health and Education,
  3.80%, 01/18/96...........................  1,000,000     1,000,000
                                                          -----------
SOUTH CAROLINA - 3.8%
South Carolina Public Service Authority,
  3.75%, 12/13/95...........................  2,000,000     2,000,000
South Carolina Public Service Authority,
  3.80%, 01/09/96...........................  2,000,000     2,000,000
                                                          -----------
                                                            4,000,000
                                                          -----------
TEXAS - 3.4%
Texas Municipal Power Agency, 4.05%,
  11/03/95..................................  1,000,000     1,000,000
Texas Municipal Power Agency, 3.85%,
  01/31/96..................................  2,600,000     2,600,000
                                                          -----------
                                                            3,600,000
                                                          -----------
WYOMING - 0.9%
Gillette County, WY, 3.70%, 12/07/95........  1,000,000     1,000,000
                                                          -----------
TOTAL COMMERCIAL PAPER......................               20,600,000
                                                          -----------
TOTAL INVESTMENTS - 100%
  (Cost $105,859,294).......................             $105,859,294
                                                          ===========

INCOME TAX INFORMATION:
Total cost for income tax purposes -- $105,859,294

    The accompanying notes are an integral part of the financial statements.

TAX-FREE MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments, at value (Note 1)...............             $105,859,294
Cash.........................................                   13,337
Interest receivable..........................                  606,993
Organization costs (Note 1)..................                   10,673
Other assets.................................                    1,585
                                                          ------------
    Total assets.............................              106,491,882
LIABILITIES:
Dividends payable............................  $306,395
Advisory fees payable........................    10,118
Registration fees payable....................     6,840
Other payables and accrued expenses..........    10,676
                                               --------
    Total liabilities........................                  334,029
                                                          ------------
NET ASSETS...................................             $106,157,853
                                                          ============
Net Assets consist of:
Paid in capital..............................             $106,159,087
Accumulated net realized loss on
  investments................................                   (1,234)
                                                          ------------
NET ASSETS...................................             $106,157,853
                                                          ============
INSTITUTIONAL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($89,106,813 /
  89,108,101 shares outstanding).............                    $1.00
                                                                  ====
RETAIL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($8,135,277 /
  8,135,123 shares outstanding)..............                    $1.00
                                                                  ====
INSTITUTIONAL II CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($8,915,763 /
  8,915,863 shares outstanding)..............                    $1.00
                                                                  ====

STATEMENT OF OPERATIONS
Six months ended October 31, 1995

INTEREST INCOME................................              $1,768,579
EXPENSES:
Advisory fee (Note 2)..........................  $ 114,546
Administration and distribution fees (Note
  2)...........................................     68,727
Transfer agent fee (Note 2)
  Retail Class.................................      8,762
Distribution fee: (Note 3)
  Retail Class.................................      7,102
  Institutional II Class.......................      1,495
Shareholder servicing fee: (Note 3)
  Retail Class.................................      4,261
Custodian fees and expenses....................      8,893
Trustees' compensation.........................      1,144
Registration fees..............................     17,273
Audit..........................................      3,480
Legal..........................................      3,687
Miscellaneous..................................      3,635
                                                 ---------
    Total expenses before waivers..............    243,005
Waivers of expenses (Note 4)...................   (136,696)     106,309
                                                 ---------   ----------
Net interest income............................               1,662,270
Net realized gain on investments...............                   2,290
                                                             ----------
Net increase in net assets resulting from
  operations...................................              $1,664,560
                                                             ==========

---------------

    The accompanying notes are an integral part of the financial statements.

TAX-FREE MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED) - continued
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six months ended
                                                                                              October 31, 1995       Year ended
                                                                                                (Unaudited)        April 30, 1995
                                                                                              ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net interest income.......................................................................    $  1,662,270        $  2,155,331
  Net realized gain (loss) on investments...................................................           2,290              (2,904)
                                                                                              ----------------     --------------
Net increase in net assets resulting from operations........................................       1,664,560           2,152,427
                                                                                              ----------------     --------------
DISTRIBUTIONS:
Net interest income:
  Institutional Class.......................................................................      (1,507,964)         (2,125,707)
  Retail Class..............................................................................        (101,856)            (29,624)
  Institutional II Class....................................................................         (52,450)                 --
                                                                                              ----------------     --------------
Net decrease in net assets resulting from distributions.....................................      (1,662,270)         (2,155,331)
                                                                                              ----------------     --------------
SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE(1):
Proceeds from sales of shares...............................................................     107,219,610          96,671,046
Reinvested dividends........................................................................         102,459              30,095
Cost of shares redeemed.....................................................................     (67,769,457)        (96,837,453)
                                                                                              ----------------     --------------
Net increase (decrease) in net assets and shares resulting from share transactions..........      39,552,612            (136,312)
                                                                                              ----------------     --------------
    Total increase (decrease) in net assets.................................................      39,554,902            (139,216)
NET ASSETS:
  Beginning of period.......................................................................      66,602,951          66,742,167
                                                                                              ----------------     --------------
  End of period.............................................................................    $106,157,853        $ 66,602,951
                                                                                              ===============       ============
---------------------------------------------------------------------------------------------------------------------------------
(1) Dollars and shares issued and redeemed:
Institutional Class:
  Issued....................................................................................    $ 84,114,367        $ 93,502,678
  Distributions reinvested..................................................................             280                 471
  Redeemed..................................................................................     (59,121,897)        (96,080,845)
                                                                                              ----------------     --------------
Net increase (decrease).....................................................................    $ 24,992,750        $ (2,577,696)
                                                                                              ===============       ============
Retail Class:
  Issued....................................................................................    $  8,789,374        $  3,168,368
  Distributions reinvested..................................................................         102,179              29,624
  Redeemed..................................................................................      (3,247,554)           (756,608)
                                                                                              ----------------     --------------
Net increase................................................................................    $  5,643,999        $  2,441,384
                                                                                              ===============       ============
Institutional II Class:
  Issued....................................................................................    $ 14,315,869                  --
  Distributions reinvested..................................................................              --                  --
  Redeemed..................................................................................      (5,400,006)                 --
                                                                                              ----------------     --------------
Net increase................................................................................    $  8,915,863                  --
                                                                                              ===============       ============

---------------

    The accompanying notes are an integral part of the financial statements.

TAX-FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           Institutional Class
                                                                        ---------------------------------------------------------
                                                                        Six months ended                           Period from
                                                                        October 31, 1995       Year ended        June 14, 1993**
                                                                          (Unaudited)        April 30, 1995     to April 30, 1994
                                                                        ----------------     --------------     -----------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..................................      $  1.000            $  1.000             $ 1.000
                                                                             -------             -------             -------
Income from investment operations:
Net interest income...................................................         0.019               0.032               0.019
Distributions:
Net interest income...................................................        (0.019)             (0.032)             (0.019)
                                                                             -------             -------             -------
Net asset value, end of period........................................      $  1.000            $  1.000             $ 1.000
                                                                             =======             =======             =======
TOTAL RETURN..........................................................          1.87%+#             3.24%+              1.87%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).................................      $ 89,107            $ 64,112             $66,692
Ratio of expenses to average daily net assets(1)......................          0.23%*              0.22%               0.35%*
Ratio of net interest income to average daily net assets..............          3.64%*              3.21%               2.10%*
---------------
(1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers not
    occurred is as follows............................................          0.48%*              0.47%               0.53%*

                                                                                               Retail Class
                                                                         --------------------------------------------------------
                                                                                                                   Period from
                                                                         Six months ended                        March 15, 1994**
                                                                         October 31, 1995       Year ended         to April 30,
                                                                           (Unaudited)        April 30, 1995           1994
                                                                         ----------------     --------------     ----------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period...................................      $  1.000            $  1.000            $  1.000
                                                                              -------             -------             -------
Income from investment operations:
Net interest income....................................................         0.018               0.027               0.002
Distributions:
Net interest income....................................................        (0.018)             (0.027)             (0.002)
                                                                              -------             -------             -------
Net asset value, end of period.........................................      $  1.000            $  1.000            $  1.000
                                                                              =======             =======             =======
TOTAL RETURN...........................................................          1.84%+#             2.74%+              0.20%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)..................................      $  8,135            $  2,491            $     50
Ratio of expenses to average daily net assets(1).......................          0.27%*              0.75%               1.25%*
Ratio of net interest income to average daily net assets...............          3.59%*              2.68%               1.20%*
---------------
(1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers not
    occurred is as follows.............................................          1.01%*              2.94%              32.17%*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                               Institutional II
                                                                                                                     Class
                                                                                                              -------------------
                                                                                                                  Period from
                                                                                                                 July 28, 1995
                                                                                                              to October 31, 1995
                                                                                                                  (Unaudited)
                                                                                                              -------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period......................................................................          $ 1.000
                                                                                                                    -------
Income from investment operations:
Net interest income.......................................................................................            0.009
Distributions:
Net interest income.......................................................................................           (0.009)
                                                                                                                    -------
Net asset value, end of period............................................................................          $ 1.000
                                                                                                                    =======
TOTAL RETURN..............................................................................................             0.94%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).....................................................................          $ 8,916
Ratio of expenses to average daily net assets(1)..........................................................             0.31%*
Ratio of net interest income to average daily net assets..................................................             3.51%*
---------------
   * Annualized
  ** Commencement of operations
   + Total return would have been lower had certain fees not been waived during the period.
   # Total return for periods of less than one year are not annualized.
 (1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net
     assets had such waivers not occurred is as follows...................................................             0.57%*

    The accompanying notes are an integral part of the financial statements.

ARK FUNDS: INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
--------------------------------------------------------------------------------

                       Ratings - Unaudited
   Due                ----------------------    Principal         Value
  Date       Coupon    (Moody's)      (S&P)       Amount        (Note 1)
---------    -------  -----------    -------    ----------     -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 73.7%
U.S. TREASURY BONDS
 11/15/21       8.00% N/R            N/R        $3,000,000     $ 3,585,179
 11/15/22       7.63  N/R            N/R         4,000,000       4,612,080
 08/15/23       6.25  N/R            N/R         2,000,000       1,954,700
U.S. TREASURY NOTES
 02/28/97       6.88  N/R            N/R         2,000,000       2,031,660
 11/15/97       7.38  N/R            N/R         3,000,000       3,098,220
 05/15/98       6.13  N/R            N/R         3,000,000       3,030,330
 05/31/98       5.38  N/R            N/R         3,000,000       2,977,410
 09/30/99       7.13  N/R            N/R         2,000,000       2,091,460
 10/31/99       7.50  N/R            N/R         2,000,000       2,119,820
 11/30/99       7.75  N/R            N/R         3,000,000       3,208,860
 01/15/00       6.38  N/R            N/R         3,000,000       3,063,570
 02/15/01       7.75  N/R            N/R         2,000,000       2,172,040
 05/15/05       6.50  N/R            N/R         3,000,000       3,103,590
FEDERAL HOME LOAN MORTGAGE CORPORATION, POOL 216072
 01/01/02       9.00  Agy            N/R           157,516         164,161
FEDERAL HOME LOAN MORTGAGE CORPORATION (GTD), SERIES B-78
 09/15/08       9.00  Agy            N/R            53,452          63,818
FEDERAL HOME LOAN MORTGAGE CORPORATION (GTD), SERIES D-79
 09/15/09      12.45  Agy            N/R            40,762          44,982
FEDERAL HOME LOAN MORTGAGE CORPORATION, POOL 170027
 03/01/10      14.75  Agy            N/R            63,441          72,442
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 354677
 10/15/23       7.50  Agy            N/R         2,306,392       2,338,826
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 354713
 12/15/23       7.50  Agy            N/R         1,994,068       2,022,109
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 354765
 02/15/24       7.00  Agy            N/R         2,919,888       2,902,551
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 354790
 04/15/24       6.50  Agy            N/R         5,117,510       4,975,179
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 354827
 05/15/24       7.00  Agy            N/R         2,887,611       2,870,894
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 385623
 05/15/24       7.00  Agy            N/R         2,909,487       2,892,212
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 780035
 07/15/24       6.50  Agy            N/R         3,055,063       2,973,913
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 369524
 09/15/24       8.00  Agy            N/R         2,435,128       2,508,182
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 780075
 03/15/25       8.00  Agy            N/R         2,885,592       2,982,980
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II, POOL 2077
 09/20/25       7.00  Agy            N/R         1,997,305       1,970,466
                                                               -----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $63,360,340)........................                    65,831,634
                                                               -----------
CORPORATE BONDS AND NOTES - 14.6%
CONSUMER NON-DURABLES - 2.2%
 Nabisco, Inc.
 07/15/07       7.05  Baa2           BBB         2,000,000       1,997,500
                                                               -----------
FINANCE - 9.9%
 Bankers Trust of New York Subordinated Debt
 03/15/97       8.00  A3             A           1,000,000       1,025,000
 J.P. Morgan & Co.
 11/15/98       7.63  Aa3            AA          1,500,000       1,569,375
 Lehman Brothers
 05/01/07       8.50  Baa1           A           3,500,000       3,850,000
 Salomon Brothers
 02/16/98       8.90  Baa1           BBB         2,300,000       2,397,750
                                                               -----------
TOTAL FINANCE...............................                     8,842,125
                                                               -----------
TRANSPORTATION - 2.4%
 AMR Corp.
 08/13/98       9.27% Baa3           BB+         1,000,000       1,053,750
 GPA Delaware, Inc.
 12/15/98       8.75  Caa            CCC+        1,250,000       1,117,188
                                                               -----------

                       Ratings - Unaudited
   Due                ----------------------    Principal         Value
  Date       Coupon    (Moody's)      (S&P)       Amount        (Note 1)
---------    -------  -----------    -------    ----------     -----------
TOTAL TRANSPORTATION........................                   $ 2,170,938
                                                               -----------
TOTAL CORPORATE BONDS AND NOTES
  (Cost $12,737,163)........................                    13,010,563
                                                               -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION, SERIES 40, CLASS E
 06/15/19      10.00% Agy            N/R        $  612,948         632,652
FEDERAL NATIONAL MORTGAGE ASSOCIATION, SERIES 1989-27, CLASS D
 01/25/16      10.00  Agy            N/R           449,037         463,337
GOLDMAN SACHS TRUST 2, SERIES B, CLASS 3
 07/01/17       8.95  Aaa            AAA           299,188         313,942
GOLDMAN SACHS TRUST 2, SERIES D, CLASS 3
 08/01/17       9.20  Aaa            AAA            92,957          98,143
MDC ASSET INVESTOR'S TRUST 2, SERIES V, CLASS 2
 12/01/17       9.33  Aaa            AAA            20,457          21,017
                                                               -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,564,796).........................                     1,529,091
                                                               -----------
FOREIGN BONDS - 1.9%
MEXICAN CETES, SERIES 960104
 01/04/96       0.00  N/R            N/R    MXN  7,474,870         974,750

MEXICAN CETES, SERIES 960118
 01/18/96       0.00  N/R            N/R    MXN  5,418,420         695,669
                                                               -----------

TOTAL FOREIGN BONDS
  (Cost $2,003,741).........................                     1,670,419
                                                               -----------
YANKEE BONDS - 4.5%
 Export-Import Bank of Korea
 11/01/96       7.85  A1             AA-         1,000,000       1,015,000
 Quebec Province
 07/15/23       7.50  A2             A+          3,000,000       3,007,500
                                                               -----------
TOTAL YANKEE BONDS
  (Cost $3,991,611).........................                     4,022,500
                                                               -----------
                                                  Maturity
                                                    Amount
                                                ----------
REPURCHASE AGREEMENT - 3.6%
CS First Boston, Inc., 5.87%, dated
  10/31/95, due 11/01/95, collateralized by
  $2,121,000 U.S. Treasury Bond 11.25% due
  02/15/15..................................    $3,239,904       3,239,376
                                                               -----------
TOTAL INVESTMENTS - 100%
  (Cost $86,897,027)........................                   $89,303,583
                                                                ==========
---------------

 MXN - Mexican Peso
 N/R - Not Rated

INCOME TAX INFORMATION:
At October 31, 1995, the net unrealized appreciation
based on cost for income tax purposes of $86,897,027
was as follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                       $ 2,831,608
Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                        (425,052)
                                                               -----------
Net unrealized appreciation                                    $ 2,406,556
                                                                ==========
OTHER INFORMATION:
Purchases and sales of securities, other than short-term
securities and U.S. Government and Agency securities,
for the six months ended October 31, 1995 aggregated
$10,918,279 and $3,013,220, respectively.
Purchases and sales of U.S. Government and Agency
securities, other than short-term securities, for the
six months ended October 31, 1995 aggregated $32,536,833
and $23,600,778, respectively.

    The accompanying notes are an integral part of the financial statements.

INCOME PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments, at value (Cost $86,897,027)
  (Note 1)...................................               $89,303,583
Receivable for Portfolio shares sold.........                   366,745
Interest receivable..........................                 1,473,227
Organization costs (Note 1)..................                    11,000
                                                            -----------
    Total assets.............................                91,154,555
LIABILITIES:
Payable for investments purchased............  $1,007,792
Payable for Portfolio shares redeemed........       4,000
Dividends payable............................     524,255
Advisory fees payable........................      35,833
Administration and distribution fees
  payable....................................      10,790
Other payables and accrued expenses..........      10,420
                                               ----------
    Total liabilities........................                 1,593,090
                                                            -----------
NET ASSETS...................................               $89,561,465
                                                            ===========
Net Assets consist of:
Paid in capital..............................               $88,422,897
Accumulated distributions in excess of net
  interest income............................                  (260,501)
Accumulated net realized loss on
  investments................................                (1,007,487)
Net unrealized appreciation in value of
  investments................................                 2,406,556
                                                            -----------
NET ASSETS...................................               $89,561,465
                                                            ===========
INSTITUTIONAL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($88,069,903 /
  8,760,943 shares outstanding)..............                    $10.05
                                                                  =====
RETAIL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share ($1,491,562 /
  146,815 shares outstanding)................                    $10.16
                                                                  =====

STATEMENT OF OPERATIONS
Six months ended October 31, 1995

INTEREST INCOME................................             $2,918,603
EXPENSES:
Advisory fee (Note 2)..........................  $185,755
Administration and distribution fees (Note
  2)...........................................    55,726
Transfer agent fee:
  Retail Class.................................     8,000
Registration fee...............................     6,300
Distribution fee: (Note 3)
  Retail Class.................................     1,176
Shareholder servicing fee: (Note 3)
  Retail Class.................................       588
Custodian fees and expenses....................     7,631
Trustees' compensation.........................       895
Audit..........................................     2,870
Legal..........................................     3,840
Miscellaneous..................................    11,012
                                                 --------
    Total expenses before waivers..............   283,793
Waivers of expenses (Note 4)...................    (9,899)     273,894
                                                 --------   ----------
Net interest income............................              2,644,709
Net realized gain on:
  Investments..................................                859,564
  Foreign currency transactions................                 42,346
                                                            ----------
Total net realized gain........................                901,910
Change in net unrealized depreciation..........              2,435,410
                                                            ----------
Net increase in net assets resulting from
  operations...................................             $5,982,029
                                                            ==========

---------------

    The accompanying notes are an integral part of the financial statements.

INCOME PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED) - continued
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Six months ended
                                                                                                October 31, 1995     Year ended
                                                                                                  (Unaudited)      April 30, 1995
                                                                                                ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net interest income.........................................................................    $  2,644,709      $  3,367,811
  Net realized gain (loss) on investments and foreign currency transactions...................         901,910        (2,171,763)
  Change in net unrealized appreciation (depreciation)........................................       2,435,410         2,393,128
                                                                                                  ------------      ------------
Net increase in net assets resulting from operations..........................................       5,982,029         3,589,176
                                                                                                  ------------      ------------
DISTRIBUTIONS:
Net interest income:
  Institutional Class.........................................................................      (2,633,525)       (3,384,094)
  Retail Class................................................................................         (30,139)           (5,711)
Net realized gain:
  Institutional Class.........................................................................              --          (166,407)
  Retail Class................................................................................              --              (108)
                                                                                                  ------------      ------------
Net decrease in net assets resulting from distributions.......................................      (2,663,664)       (3,556,320)
                                                                                                  ------------      ------------
SHARE TRANSACTIONS(1):
Proceeds from sales of shares.................................................................      32,951,902        26,167,406
Reinvested dividends..........................................................................          30,274             6,904
Cost of shares redeemed.......................................................................     (13,476,184)      (13,788,690)
                                                                                                  ------------      ------------
Net increase in net assets resulting from share transactions..................................      19,505,992        12,385,620
                                                                                                  ------------      ------------
    Total increase in net assets..............................................................      22,824,357        12,418,476
NET ASSETS:
  Beginning of period.........................................................................      66,737,108        54,318,632
                                                                                                  ------------      ------------
  End of period (including distributions in excess of net interest income of $(260,501)
    and $(241,546), respectively).............................................................    $ 89,561,465      $ 66,737,108
                                                                                                  ============      ============
---------------------------------------------------------------------------------------------------------------------------------
(1) Dollars issued and redeemed:
Institutional Class:
  Issued......................................................................................    $ 31,727,011      $ 25,893,232
  Distributions reinvested....................................................................             563               993
  Redeemed....................................................................................     (13,396,721)      (13,773,379)
                                                                                                  ------------      ------------
Net increase..................................................................................    $ 18,330,853      $ 12,120,846
                                                                                                  ============      ============
Retail Class:
  Issued......................................................................................    $  1,224,891      $    274,174
  Distributions reinvested....................................................................          29,711             5,911
  Redeemed....................................................................................         (79,463)          (15,311)
                                                                                                  ------------      ------------
Net increase..................................................................................    $  1,175,139      $    264,774
                                                                                                  ============      ============
Shares issued and redeemed:
Institutional Class:
  Issued......................................................................................       3,177,946         2,728,738
  Distributions reinvested....................................................................              57               105
  Redeemed....................................................................................      (1,340,944)       (1,452,298)
                                                                                                  ------------      ------------
Net increase..................................................................................       1,837,059         1,276,545
                                                                                                  ============      ============
Retail Class:
  Issued......................................................................................         121,262            28,313
  Distributions reinvested....................................................................           2,943               614
  Redeemed....................................................................................          (7,814)           (1,599)
                                                                                                  ------------      ------------
Net increase..................................................................................         116,391            27,328
                                                                                                  ============      ============

---------------

    The accompanying notes are an integral part of the financial statements.

INCOME PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                          Institutional Class
                                                                       ----------------------------------------------------------
                                                                       Six months ended                           Period from
                                                                       October 31, 1995       Year ended        July 19, 1993**
                                                                         (Unaudited)        April 30, 1995     to April 30, 1994
                                                                       ----------------     --------------     ------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period.................................      $   9.60            $   9.61             $  10.00
                                                                            -------             -------              -------
Income from investment operations:
Net interest income..................................................          0.36                0.58                 0.38
Net realized and unrealized gain (loss) on investments...............          0.44                0.02                (0.38)
                                                                            -------             -------              -------
Total from investment operations.....................................          0.80                0.60                 0.00
                                                                            -------             -------              -------
Distributions:
Net interest income..................................................         (0.35)              (0.58)               (0.38)
Net realized gain....................................................          0.00               (0.03)               (0.01)
                                                                            -------             -------              -------
Total distributions..................................................         (0.35)              (0.61)               (0.39)
                                                                            -------             -------              -------
Net asset value, end of period.......................................      $  10.05            $   9.60             $   9.61
                                                                            =======             =======              =======
TOTAL RETURN.........................................................          8.53%#              6.53%               (0.08)%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)................................      $ 88,070            $ 66,441             $ 54,289
Ratio of expenses to average daily net assets........................          0.73%*              0.74%                0.77%*
Ratio of net interest income to average daily net assets.............          7.12%*              6.15%                4.90%*
Portfolio turnover rate..............................................            76%*                73%                  20%*

                                                                                              Retail Class
                                                                       ----------------------------------------------------------
                                                                       Six months ended       Year ended          Period from
                                                                       October 31, 1995       April 30,         April 13, 1994**
                                                                         (Unaudited)            1995++         to April 30, 1994
                                                                       ----------------     --------------     ------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period.................................      $   9.72            $   9.62             $   9.69
                                                                             ------              ------               ------
Income from investment operations:
Net interest income..................................................          0.34                0.55                 0.02
Net realized and unrealized gain (loss) on investments...............          0.45                0.05                (0.06)
                                                                             ------              ------               ------
Total from investment operations.....................................          0.79                0.60                (0.04)
                                                                             ------              ------               ------
Distributions:
Net interest income..................................................         (0.35)              (0.47)               (0.03)
Net realized gain....................................................          0.00               (0.03)                0.00
                                                                             ------              ------               ------
Total distributions..................................................         (0.35)              (0.50)               (0.03)
                                                                             ------              ------               ------
Net asset value, end of period.......................................      $  10.16            $   9.72             $   9.62
                                                                             ======              ======               ======
TOTAL RETURN.........................................................          8.21%+#             6.45%+              (0.41)%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)................................      $  1,491            $    296             $     30
Ratio of expenses to average daily net assets(1).....................          1.22%*              1.23%                1.72%*
Ratio of net interest income to average daily net assets.............          6.63%*              5.66%                3.95%*
Portfolio turnover rate..............................................            76%*                73%                  20%*

---------------

   * Annualized
  ** Commencement of operations
   + Total return does not include the one time sales charge. Total return would have been lower had certain fees not been
     reimbursed during the period.
  ++ Calculation is based on average shares outstanding.
   # Total return for periods of less than one year are not
     annualized.
 (1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers
     not occurred is as follows......................................          3.75%*             27.63%               55.35%*

    The accompanying notes are an integral part of the financial statements.

ARK FUNDS: GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
--------------------------------------------------------------------------------

                                                              Value
                                                 Shares     (Note 1)
                                                 -------   -----------
COMMON STOCKS - 55.7%
BASIC INDUSTRY - 4.5%
Dow Chemical Co................................    9,000   $   617,625
IMC Fertilizer Group, Inc......................    8,000       560,000
International Paper Co.........................   18,000       666,000
Lukens, Inc....................................   19,000       584,250
Minerals Technologies Inc......................   15,000       598,125
Morton International, Inc......................   25,000       762,500
Reynolds Metals Co.............................    5,000       251,875
W.R. Grace & Co................................    8,500       473,875
                                                             ---------
TOTAL BASIC INDUSTRY...........................              4,514,250
                                                             ---------
BUSINESS SERVICES - 0.1%
Global DirectMail Corp.........................    5,000       136,250
                                                             ---------
CAPITAL GOODS - 4.2%
Brenco, Inc....................................   58,000       674,250
Browning-Ferris Industries, Inc................   20,000       582,500
Caterpillar, Inc...............................    8,000       449,000
Fluor Corp.....................................   11,000       621,500
Handex Environmental Recovery, Inc.*...........   75,682       473,012
Keystone International, Inc....................   23,500       522,875
Safety Kleen Corp..............................   20,000       307,500
Trinity Industries.............................   15,000       444,375
WMX Technologies, Inc..........................    6,600       185,625
                                                             ---------
TOTAL CAPITAL GOODS............................              4,260,637
                                                             ---------
CONSUMER DURABLES - 2.5%
Ford Motor Co..................................   17,200       494,500
Gentex Corp.*..................................   15,000       333,750
Magna International Inc., Class A..............   22,000       951,500
Top Source Technologies, Inc.*.................  100,000       731,250
                                                             ---------
TOTAL CONSUMER DURABLES........................              2,511,000
                                                             ---------
CONSUMER NON-DURABLES - 9.6%
Borders Group, Inc.............................   15,000       256,875
Circus Circus Enterprises, Inc.*...............   25,000       665,625
Colgate-Palmolive Co...........................   12,000       831,000
Darden Restaurants, Inc........................   50,000       568,750
Evergreen Media Corp., Class A*................   20,000       545,000
Gap, Inc.......................................   18,000       708,750
General Mills, Inc.............................   15,000       860,625
Home Depot, Inc................................   16,000       596,000
Nordstrom, Inc.................................   12,000       444,750
OfficeMax, Inc.................................   11,250       278,438
Philip Morris Cos., Inc........................    7,500       633,750
Procter & Gamble Co............................      460        37,260
Reebok International Ltd.......................   15,000       510,000
Showboat, Inc..................................   40,000       960,000
Time Warner, Inc...............................   20,000       730,000
Warnaco Group, Inc.............................   45,000     1,046,250
                                                             ---------
TOTAL CONSUMER NON-DURABLES....................              9,673,073
                                                             ---------
ENERGY - 7.9%
Amoco Co.......................................    9,000       574,875
Anadarko Petroleum Corp........................   22,000       954,250
Baker Hughes, Inc..............................   15,000       294,375
Burlington Resources, Inc......................   22,000       792,000
Sonat, Inc.....................................   15,000       431,250
Sonat Offshore Drilling, Inc...................   12,500       396,875
Triton Energy Corp.............................   85,000     3,963,125
Unocal Corp....................................   18,000       472,500
                                                             ---------
TOTAL ENERGY...................................              7,879,250
                                                             ---------
ENGINEERING & CONSTRUCTION - 0.5%
Empresas ICA S.A. ADR..........................   48,000       456,000
                                                             ---------

                                                              Value
                                                 Shares     (Note 1)
                                                 -------   -----------
FINANCE - 4.7%
Chubb Corp.....................................    7,000   $   629,125
Federal Home Loan Mortgage Corp................    7,500       519,375
Federal National Mortgage Association..........    6,600       692,175
First Chicago Corp.............................    9,000       610,875
Fleet Financial Group, Inc.....................   12,000       465,000
Franklin Resources, Inc........................    7,000       355,250
Marshall & Isley Corp..........................   35,000       848,750
Norwest Corp...................................   20,000       590,000
                                                             ---------
TOTAL FINANCE..................................              4,710,550
                                                             ---------
HEALTH CARE - 5.6%
Abbott Laboratories............................   13,100       520,725
Alza Corp., Class A*...........................   30,000       660,000
American Home Products Corp....................    5,500       487,438
AmeriSource Health Corp........................    7,500       204,375
Bristol Myers Squibb Co........................    6,000       457,500
Columbia/HCA Healthcare Corp...................   16,000       786,000
Humana, Inc.*..................................   35,000       739,375
Pfizer, Inc....................................   16,000       918,000
United Healthcare Corp.........................   15,000       796,875
                                                             ---------
TOTAL HEALTH CARE..............................              5,570,288
                                                             ---------
TECHNOLOGY - 12.1%
Adaptec, Inc.*.................................   15,000       667,500
American Express 'DECS'........................   12,000       658,500
Bay NetWorks, Inc.*............................   15,000       993,750
Computer Associates International, Inc.........    8,000       440,000
Dataworks Corp.................................    7,500       104,063
Gasonics International Corp.*..................   20,000       660,000
Hewlett-Packard Co.............................   10,000       926,250
Intel Corp.....................................   10,000       698,750
LeCroy Corp....................................   50,000       612,500
LSI Logic Corp.*...............................   10,000       471,250
Motorola Inc...................................   11,000       721,875
Oracle System Corp.*...........................    8,000       349,000
Silicon Valley Group, Inc.*....................   15,000       485,625
StorMedia, Inc.................................   12,000       552,000
Sun Microsystems, Inc.*........................   10,000       780,000
Symantec Corp.*................................   35,000       850,937
Teltrend, Inc.*................................   28,500       840,750
Telxon Corp....................................   30,000       693,750
Texas Instruments, Inc.........................   10,000       682,500
                                                             ---------
TOTAL TECHNOLOGY...............................             12,189,000
                                                             ---------
TRANSPORTATION - 1.8%
Atlas Air, Inc.................................    9,000       133,875
CSX Corp.......................................    5,000       418,750
Delta Air Lines, Inc...........................    5,000       328,125
Mesa Airlines, Inc.*...........................   50,000       475,000
Southwest Airlines Co..........................   20,000       400,000
                                                             ---------
TOTAL TRANSPORTATION...........................              1,755,750
                                                             ---------
UTILITIES - 2.2%
AT&T Corp......................................   14,000       896,000
SBC Communications, Inc........................   14,000       782,250
Telefonos de Mexico S.A., Class L, ADR.........   20,500       563,750
                                                             ---------
TOTAL UTILITIES................................              2,242,000
                                                             ---------
TOTAL COMMON STOCKS (Cost $51,699,221).........             55,898,048
                                                             ---------
CONVERTIBLE PREFERRED STOCKS - 0.3%
BASIC INDUSTRY - 0.3%
Reynolds Metals Co. 7.00% (Cost $336,350)......    7,000       350,000
                                                             ---------

    The accompanying notes are an integral part of the financial statements.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED) - continued
--------------------------------------------------------------------------------

                                                              Value
                                                 Shares     (Note 1)
                                                 -------   -----------
OTHER INVESTMENTS - 1.4%
Fidelity Advisor Emerging Asia Fund, Inc.......   20,000   $   237,500
France Growth Fund, Inc........................   72,000       693,000
The India Fund, Inc............................   30,000       251,250
Mexico Fund, Inc...............................   17,333       212,329
                                                           -----------
TOTAL OTHER INVESTMENTS
  (Cost $1,883,657)............................              1,394,079
                                                           -----------

                       Ratings - Unaudited
   Due                ----------------------    Principal
  Date       Coupon    (Moody's)      (S&P)       Amount
---------    -------  -----------    -------    ----------
CORPORATE BONDS - 3.5%
CONSUMER NON-DURABLES - 1.0%
Nabisco, Inc.
07/15/07        7.05% Baa2           BBB        $1,000,000          998,750
                                                               ------------
FINANCE - 2.5%
Associates Corp.
05/01/97        9.70  Aa3            AA-           500,000          526,875
GPA Delaware, Inc.
12/15/98        8.75  Caa            CCC           800,000          715,000
Inter-American
  Development Bank
10/15/97        9.50  Aaa            AAA           200,000          213,250
Lehman Brothers
05/01/07        8.50  Baa1           A           1,000,000        1,100,000
                                                               ------------
TOTAL FINANCE...............................                      2,555,125
                                                               ------------
TOTAL CORPORATE BONDS & NOTES
  (Cost $3,445,280).........................                      3,553,875
                                                               ------------
CONVERTIBLE CORPORATE BONDS - 0.3%
OTHER - 0.3%
Consorcio Group
08/08/04        8.00% N/R            N/R           852,000          323,760
  (Cost $766,800)                                              ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 30.9%
U.S. TREASURY BONDS
11/15/21        8.00  N/R            N/R         3,000,000        3,585,179
11/15/22        7.63  N/R            N/R         1,000,000        1,153,020
U.S. TREASURY NOTES
02/28/97        6.88  N/R            N/R         1,500,000        1,523,745
11/15/97        7.38  N/R            N/R         4,000,000        4,130,960
04/15/98        7.88  N/R            N/R         1,500,000        1,574,415
10/31/99        7.50  N/R            N/R         1,500,000        1,589,865
02/15/00        8.50  N/R            N/R         1,500,000        1,650,675
02/15/01        7.75  N/R            N/R         2,000,000        2,172,040
11/15/01        7.50  N/R            N/R         1,500,000        1,621,815
05/15/05        6.50  N/R            N/R         1,000,000        1,034,530
FEDERAL HOME LOAN MORTGAGE CORPORATION, POOL 200058
11/01/01        8.50  Agy            N/R            72,049           74,211
FEDERAL HOME LOAN MORTGAGE CORPORATION, POOL 216072
01/01/02        9.00  Agy            N/R           176,323          183,762
FEDERAL HOME LOAN MORTGAGE CORPORATION, POOL 380005
07/01/02        9.50  Agy            N/R            16,906           17,672
FEDERAL HOME LOAN MORTGAGE CORPORATION, POOL E46188
04/01/08        6.50  Agy            N/R         1,201,201        1,192,942

                       Ratings - Unaudited
   Due                ----------------------    Principal         Value
  Date       Coupon    (Moody's)      (S&P)       Amount         (Note 1)
---------    -------  -----------    -------    ----------     ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION, POOL 546392
02/01/20       10.00  Agy            N/R        $  278,900     $    301,735
FEDERAL NATIONAL MORTGAGE ASSOCIATION, POOL 2468
12/01/00       10.50  Agy            N/R            14,025           14,849
FEDERAL NATIONAL MORTGAGE ASSOCIATION, POOL 124221
02/01/07        7.00  Agy            N/R           546,872          551,145
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 354677
10/15/23        7.50  Agy            N/R         1,385,830        1,405,318
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 354713
12/15/23        7.50  Agy            N/R         1,327,560        1,346,227
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 354765
02/15/24        7.00  Agy            N/R         1,459,944        1,451,275
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 354827
05/15/24        7.00  Agy            N/R         1,443,806        1,435,447
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 385623
05/15/24        7.00  Agy            N/R         1,454,744        1,446,106
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, POOL 369524
09/15/24        8.00  Agy            N/R         1,497,459        1,542,383
                                                               ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (Cost $29,310,064)............                     30,999,316
                                                               ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
CMO TRUST, SERIES 57, CLASS C
09/01/16        9.90% Aaa            AAA           119,465          121,821
FEDERAL NATIONAL MORTGAGE ASSOCIATION, SERIES 1988-23,
  CLASS C
09/25/18        9.75  Agy            N/R           345,602          366,520
GOLDMAN SACHS TRUST, SERIES D, CLASS 3
08/01/17        9.20  Aaa            AAA            79,678           84,124
MDC ASSET INVESTOR'S TRUST CMO, SERIES XII, CLASS 3
03/01/18        8.94  N/R            AAA            73,932           76,868
                                                               ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $659,814)...........................                        649,333
                                                               ------------
FOREIGN BOND - 1.9%
MEXICAN CETES, SERIES 960104
01/04/96        0.00  Baa3           BBB+   MXN 14,949,750        1,949,502
                                                               ------------
  (Cost $2,246,828)
                                                 Maturity
                                                  Amount
                                                ----------
REPURCHASE AGREEMENT - 5.3%
CS First Boston, Inc., 5.87%, dated
  10/31/95, due 11/01/95, collateralized by
  $3,462,000 U.S. Treasury Bond 11.25% due
  02/15/15..................................    $5,288,306        5,287,444
                                                               ------------
TOTAL INVESTMENTS - 100%
    (Cost $95,635,458)......................                   $100,405,357
                                                                ===========

---------------

  N/R - Not Rated
  ADR - American Depositary Receipt
 DECS - Debt Exchangable for Common Stock
  MXN - Mexican Peso
* Non-income producing

    The accompanying notes are an integral part of the financial statements.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED) - continued
--------------------------------------------------------------------------------

INCOME TAX INFORMATION:
At October 31, 1995, the net unrealized appreciation
based on cost for income tax purposes of $95,635,458
was as follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                  $ 8,637,962
Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                 (3,868,063)
                                                          -----------
Net unrealized appreciation                               $ 4,769,899
                                                           ==========
OTHER INFORMATION:
Purchases and sales of securities, other than short-term
securities and U.S. Government and Agency securities,
for the six months ended October 31, 1995 aggregated
$50,286,466 and $50,630,388, respectively.
Purchases and sales of U.S. Government and Agency
securities, other than short-term securities, for the
six months ended October 31, 1995 aggregated $3,838,468
and $5,527,507, respectively.

    The accompanying notes are an integral part of the financial statements.

GROWTH AND INCOME PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments, at value (Cost $95,635,458)
  (Note 1)..................................               $100,405,357
Receivable for Portfolio shares sold........                     98,112
Receivable for investments sold.............                  1,488,517
Interest receivable.........................                    657,364
Dividends receivable........................                     54,784
Organization costs (Note 1).................                     11,000
                                                           ------------
    Total assets............................                102,715,134
LIABILITIES:
Payable for investments purchased...........  $1,238,572
Payable for Portfolio shares redeemed.......       3,500
Advisory fees payable.......................      47,274
Administration and distribution fees
  payable...................................      12,604
Other payables and accrued expenses.........      11,280
                                              ----------
    Total liabilities.......................                  1,313,230
                                                           ------------
NET ASSETS..................................               $101,401,904
                                                           ============
Net Assets consist of:
Paid in capital.............................               $ 93,211,304
Accumulated distributions in excess of net
  investment income.........................                   (226,093)
Accumulated undistributed net realized gain
  on investments............................                  3,646,794
Net unrealized appreciation in value of
  investments...............................                  4,769,899
                                                           ------------
NET ASSETS..................................               $101,401,904
                                                           ============
INSTITUTIONAL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share
  ($100,307,997 / 9,164,951 shares
  outstanding)..............................                     $10.94
                                                                  =====
RETAIL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share
  ($1,093,907 / 100,033 shares
  outstanding)..............................                     $10.94
                                                                  =====

STATEMENT OF OPERATIONS
Six months ended October 31, 1995

INVESTMENT INCOME:
Dividends.....................................             $   453,755
Interest......................................               1,839,664
                                                           -----------
    Total investment income...................               2,293,419
EXPENSES:
Advisory fee (Note 2).........................  $272,602
Administration and distribution fees (Note
  2)..........................................    74,346
Transfer agent fee:
  Retail Class................................     7,500
Registration fee..............................     6,190
Distribution fee: (Note 3)
  Retail Class................................     1,445
Shareholder servicing fee: (Note 3)
  Retail Class................................       542
Custodian fees and expenses...................    15,716
Trustees' compensation........................       836
Audit.........................................     3,330
Legal.........................................     4,580
Miscellaneous.................................     6,086
                                                --------
    Total expenses before waivers.............   393,173
Waivers of expenses (Note 4)..................    (9,775)      383,398
                                                --------   -----------
Net investment income.........................               1,910,021
Net realized gain on:
  Investments.................................               5,768,068
  Foreign currency transactions...............                  88,350
                                                           -----------
Total net realized gain.......................               5,856,418
Change in net unrealized appreciation.........               2,379,389
                                                           -----------
Net increase in net assets resulting from
  operations..................................             $10,145,828
                                                           ===========

---------------

    The accompanying notes are an integral part of the financial statements.

GROWTH AND INCOME PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED) - continued
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Six months ended
                                                                                                October 31, 1995     Year ended
                                                                                                  (Unaudited)      April 30, 1995
                                                                                                ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income.......................................................................    $  1,910,021      $  2,951,999
  Net realized gain (loss) on investments and foreign currency transactions...................       5,856,418        (2,147,846)
  Change in net unrealized appreciation (depreciation)........................................       2,379,389         2,486,940
                                                                                                  ------------      ------------
Net increase in net assets resulting from operations..........................................      10,145,828         3,291,093
                                                                                                  ------------      ------------
DISTRIBUTIONS:
Net investment income:
  Institutional Class.........................................................................      (2,006,188)       (2,567,217)
  Retail Class................................................................................         (13,186)          (10,649)
Net realized gain:
  Institutional Class.........................................................................              --        (1,672,129)
  Retail Class................................................................................              --            (5,985)
                                                                                                  ------------      ------------
Net decrease in net assets resulting from distributions.......................................      (2,019,374)       (4,255,980)
                                                                                                  ------------      ------------
SHARE TRANSACTIONS(1):
Proceeds from sales of shares.................................................................      10,124,003        20,945,032
Reinvested dividends..........................................................................          13,524            18,249
Cost of shares redeemed.......................................................................      (8,449,760)      (16,784,738)
                                                                                                  ------------      ------------
Net increase in net assets resulting from share transactions..................................       1,687,767         4,178,543
                                                                                                  ------------      ------------
    Total increase in net assets..............................................................       9,814,221         3,213,656
NET ASSETS:
  Beginning of period.........................................................................      91,587,683        88,374,027
                                                                                                  ------------      ------------
  End of period (including distributions in excess of net investment income of $(226,093)
    and $(116,740), respectively).............................................................    $101,401,904      $ 91,587,683
                                                                                                  ============      ============
---------------------------------------------------------------------------------------------------------------------------------
(1) Dollars issued and redeemed:
Institutional Class:
  Issued......................................................................................    $  9,609,319      $ 20,507,711
  Distributions reinvested....................................................................             339               799
  Redeemed....................................................................................      (8,418,985)      (16,709,451)
                                                                                                  ------------      ------------
Net increase..................................................................................    $  1,190,673      $  3,799,059
                                                                                                  ============      ============
Retail Class:
  Issued......................................................................................    $    514,684      $    437,321
  Distributions reinvested....................................................................          13,185            17,450
  Redeemed....................................................................................         (30,775)          (75,287)
                                                                                                  ------------      ------------
Net increase..................................................................................    $    497,094      $    379,484
                                                                                                  ============      ============
Shares issued and redeemed:
Institutional Class:
  Issued......................................................................................         878,872         2,073,212
  Distributions reinvested....................................................................              31                82
  Redeemed....................................................................................        (777,736)       (1,693,049)
                                                                                                  ------------      ------------
Net increase..................................................................................         101,167           380,245
                                                                                                  ============      ============
Retail Class:
  Issued......................................................................................          47,001            44,196
  Distributions reinvested....................................................................           1,219             1,780
  Redeemed....................................................................................          (2,849)           (7,646)
                                                                                                  ------------      ------------
Net increase..................................................................................          45,371            38,330
                                                                                                  ============      ============

---------------

    The accompanying notes are an integral part of the financial statements.

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           Institutional Class
                                                                        ---------------------------------------------------------
                                                                         Six months ended                         Period from
                                                                         October 31, 1995       Year ended      June 14, 1993**
                                                                            (Unaudited)       April 30, 1995   to April 30, 1994
                                                                        -------------------   --------------   ------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..................................       $   10.04           $  10.16           $  10.00
                                                                              --------            -------            -------
Income from investment operations:
Net investment income.................................................            0.21               0.33               0.19
Net realized and unrealized gain on investments and foreign currency
  transactions........................................................            0.91               0.03               0.17
                                                                              --------            -------            -------
Total from investment operations......................................            1.12               0.36               0.36
                                                                              --------            -------            -------
Distributions:
Net investment income.................................................           (0.22)             (0.29)             (0.19)
Net realized gain.....................................................            0.00              (0.19)             (0.01)
                                                                              --------            -------            -------
Total distributions...................................................           (0.22)             (0.48)             (0.20)
                                                                              --------            -------            -------
Net asset value, end of period........................................       $   10.94           $  10.04           $  10.16
                                                                              ========            =======            =======
TOTAL RETURN..........................................................           11.09%#             3.75%              3.56%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).................................       $ 100,308           $ 91,039           $ 88,208
Ratio of expenses to average daily net assets.........................            0.77%*             0.77%              0.81%*
Ratio of net interest income to average daily net assets..............            3.86%*             3.32%              2.41%*
Portfolio turnover rate...............................................             116%*               81%                37%*

                                                                                              Retail Class
                                                                        ---------------------------------------------------------
                                                                         Six months ended                         Period from
                                                                         October 31, 1995       Year ended      March 9, 1994**
                                                                            (Unaudited)       April 30, 1995   to April 30, 1994
                                                                        -------------------   --------------   ------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..................................       $   10.04           $  10.15           $  10.62
                                                                               -------             ------             ------
Income from investment operations:
Net interest income...................................................            0.21               0.27               0.01
Net realized and unrealized gain (loss) on investments and foreign
  currency transactions...............................................            0.89               0.05              (0.43)
                                                                               -------             ------             ------
Total from investment operations......................................            1.10               0.32              (0.42)
                                                                               -------             ------             ------
Distributions:
Net interest income...................................................           (0.20)             (0.24)             (0.05)
Net realized gain.....................................................            0.00              (0.19)              0.00
                                                                               -------             ------             ------
Total distributions...................................................           (0.20)             (0.43)             (0.05)
                                                                               -------             ------             ------
Net asset value, end of period........................................       $   10.94           $  10.04           $  10.15
                                                                               =======             ======             ======

TOTAL RETURN..........................................................           10.89%+#            3.33%+            (3.95)%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).................................       $   1,094           $    549           $    166
Ratio of expenses to average daily net assets(1)......................            1.26%*             1.26%              1.86%*
Ratio of net investment income to average daily net assets............            3.37%*             2.83%              1.36%*
Portfolio turnover rate...............................................             116%*               81%                37%*

---------------

   * Annualized
  ** Commencement of operations
   + Total return does not include the one time sales charge. Total return would have been lower had certain fees not been waived during the period.
   # Total return for periods of less than one year are not
     annualized.
 (1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers
     not occurred is as follows.......................................            3.97%*             5.80%             15.08%*

    The accompanying notes are an integral part of the financial statements.

ARK FUNDS: CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
--------------------------------------------------------------------------------

                                                               Value
                                                  Shares      (Note 1)
                                                ----------  ------------
COMMON STOCKS - 86.3%
BASIC INDUSTRY - 1.2%
Sanifill, Inc.*...............................      20,000  $    630,000
                                                             -----------
BUSINESS SERVICES - 5.0%
Fair Isaac & Company, Inc.....................      10,000       270,000
HBO & Co......................................      10,000       707,500
La Quinta Inns, Inc...........................      18,500       476,375
Measurex Corp.................................      35,000     1,076,250
                                                             -----------
TOTAL BUSINESS SERVICES.......................                 2,530,125
                                                             -----------
CAPITAL GOODS - 3.0%
Baker Hughes, Inc.............................      40,000       785,000
Danaher Corp..................................      15,000       465,000
International Paper Co........................       7,500       277,500
                                                             -----------
TOTAL CAPITAL GOODS...........................                 1,527,500
                                                             -----------
CONSUMER DURABLES - 3.6%
Brookstone, Inc.*.............................      45,000       298,125
Colgate-Palmolive Co..........................      15,000     1,038,750
Dollar General Corp...........................      20,000       490,000
                                                             -----------
TOTAL CONSUMER DURABLES.......................                 1,826,875
                                                             -----------
CONSUMER NON-DURABLES - 9.9%
General Mills, Inc............................      30,000     1,721,250
Mirage Resorts, Inc.*.........................      15,000       491,250
PepsiCo, Inc..................................      10,000       527,500
RJR Nabisco Holdings Corp.....................      55,000     1,691,250
Tracor, Inc...................................      35,000       560,000
                                                             -----------
TOTAL CONSUMER NON-DURABLES...................                 4,991,250
                                                             -----------
ENERGY - 6.3%
Anadarko Petroleum Corp.......................      22,000       954,250
Burlington Resources, Inc.....................      35,000     1,260,000
Triton Energy Corp............................      20,000       932,500
                                                             -----------
TOTAL ENERGY..................................                 3,146,750
                                                             -----------
ENGINEERING & CONSTRUCTION - 0.5%
Aluminum Company of America...................       5,000       255,000
                                                             -----------
FINANCE - 13.6%
Aetna Life & Casualty Co......................      10,000       703,750
American International Group, Inc.............      10,000       843,750
Citicorp......................................      15,000       973,125
Countrywide Credit Industries, Inc............      30,000       663,750
Crestar Financial Corp........................      10,000       570,000
Marshall & Isley Corp.........................      25,000       606,250
Norwest Corp..................................      25,000       737,500
PNC Bank Corp.................................      30,000       787,500
Prudential Reinsurance Holdings, Inc..........       5,000       101,875
Salomon, Inc..................................      25,000       903,125
                                                             -----------
TOTAL FINANCE.................................                 6,890,625
                                                             -----------
HEALTH CARE - 14.4%
American Home Products Corp...................      10,000       886,250
Guidant Corp..................................      25,000       800,000
Health Management Associates, Inc., Class
  A*..........................................      25,000       537,500
Humana, Inc.*.................................      50,000     1,056,250
Johnson & Johnson.............................      15,000     1,222,500
Pfizer, Inc...................................      25,000     1,434,375
PhyCor, Inc.*.................................      20,000       735,000
United Dental Care, Inc.......................      20,000       610,000
                                                             -----------
TOTAL HEALTH CARE.............................                 7,281,875
                                                             -----------

                                                               Value
                                                  Shares      (Note 1)
                                                ----------  ------------
TECHNOLOGY - 21.4%
3Com Corp.*...................................       5,000  $    235,000
Adaptec, Inc.*................................       5,000       222,500
America OnLine, Inc.*.........................      10,000       800,000
Applied Materials, Inc.*......................       5,000       250,625
Bay Net Works, Inc.*..........................       5,000       331,250
Cisco Systems, Inc.*..........................       5,000       387,500
Clear Channel Communications, Inc.*...........       5,000       410,000
DSC Communications Corp.*.....................       5,000       185,000
Intel Corp....................................      24,000     1,677,000
International Business Machines Corp..........      10,000       972,500
Microsoft, Inc.*..............................      10,000     1,000,000
Motorola Inc..................................       5,000       328,125
Sanmina Corp..................................      15,566       840,564
Simware, Inc..................................      10,000        93,750
Symantec Corp.*...............................      23,500       571,344
Texas Instruments, Inc........................       7,000       477,750
Thermo Electron Corp.*........................      25,000     1,150,000
United Technologies Corp......................      10,000       887,500
                                                             -----------
TOTAL TECHNOLOGY..............................                10,820,408
                                                             -----------
TRANSPORTATION - 2.3%
Lockheed Martin Corp..........................      17,000     1,158,125
                                                             -----------
UTILITIES - 5.1%
AT&T Corp.....................................      10,000       640,000
Bell Atlantic Corp............................       8,000       509,000
PacifiCorp....................................      25,000       471,875
U.S. West, Inc................................      20,000       952,500
                                                             -----------
TOTAL UTILITIES...............................                 2,573,375
                                                             -----------
TOTAL COMMON STOCKS (Cost $43,934,334)........                43,631,908
                                                             -----------
WARRANTS - 1.5%
Intel Corp., expiring 3/14/98* (Cost
  $720,625)...................................      20,000       740,000
                                                             -----------
                                                 Maturity
                                                  Amount
                                                  (000)
                                                ----------
REPURCHASE AGREEMENT - 12.2%
CS First Boston, Inc., 5.87%, dated 10/31/95,
  due 11/01/95, collateralized by $4,044,000
  U.S. Treasury Bond 11.25% due 02/15/15......  $6,175,975     6,174,968
                                                             -----------
TOTAL INVESTMENTS - 100%
  (Cost $50,829,927)..........................              $ 50,546,876
                                                             ===========

---------------

* Non-income producing

INCOME TAX INFORMATION:
At October 31, 1995, the net unrealized depreciation
based on cost for income tax purposes of $50,829,927
was as follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                  $ 1,311,089
Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                 (1,594,140)
                                                          -----------
Net unrealized depreciation                               $  (283,051)
                                                          ===========
OTHER INFORMATION:
Purchases and sales of securities, other than short-term
securities and U.S. Government and Agency securities,
for the six months ended October 31, 1995 aggregated
$157,506,941 and $156,126,102, respectively.

    The accompanying notes are an integral part of the financial statements.

CAPITAL GROWTH PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments, at value (Cost $50,829,927)
  (Note 1)...................................               $50,546,876
Receivable for Portfolio shares sold.........                    16,205
Receivable for investments sold..............                 2,047,514
Interest receivable..........................                     1,007
Dividends receivable.........................                    92,775
Organization costs (Note 1)..................                    11,000
                                                            -----------
    Total assets.............................                52,715,377
LIABILITIES:
Payable for investment purchased.............  $6,843,057
Payable for Portfolio shares redeemed........       5,172
Administration and distribution fees
  payable....................................       6,141
Other payables and accrued expenses..........       9,770
                                               ----------
    Total liabilities........................                 6,864,140
                                                            -----------
NET ASSETS...................................               $45,851,237
                                                            ===========
Net Assets consist of:
Paid in capital..............................               $42,900,276
Undistributed net investment income..........                   318,634
Accumulated undistributed net realized gain
  on investments.............................                 2,915,378
Net unrealized depreciation in value of
  investments................................                  (283,051)
                                                            -----------
NET ASSETS...................................               $45,851,237
                                                            ===========
INSTITUTIONAL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share
  ($44,354,985 / 4,076,348 shares
  outstanding)...............................                    $10.88
                                                                  =====
RETAIL CLASS:
NET ASSET VALUE, offering price and
  redemption price per share
  ($1,496,252 / 137,930 shares
  outstanding)...............................                    $10.85
                                                                  =====

STATEMENT OF OPERATIONS
Six months ended October 31, 1995

INVESTMENT INCOME
Dividends.....................................              $   278,087
Interest......................................                   99,210
                                                            -----------
    Total Investment Income...................                  377,297
EXPENSES:
Advisory fee (Note 2).........................  $ 143,435
Administration and distribution fees (Note
  2)..........................................     35,859
Transfer agent fee:
  Retail Class................................      7,500
Registration..................................      6,370
Distribution fee: (Note 3)
  Retail Class................................      1,615
Shareholder servicing fee: (Note 3)
  Retail Class................................        606
Custodian fees and expenses...................     12,796
Trustees' compensation........................        396
Audit.........................................      2,870
Legal.........................................      2,428
Miscellaneous.................................      3,482
                                                ---------
    Total expenses before waivers.............    217,357
Waivers of expenses (Note 4)..................   (153,192)       64,165
                                                ---------   -----------
Net investment income.........................                  313,132
Net realized gain on investments..............                5,635,536
Change in net unrealized depreciation.........               (2,949,156)
                                                            -----------
Net increase in net assets resulting from
  operations..................................              $ 2,999,512
                                                             ==========

---------------

    The accompanying notes are an integral part of the financial statements.

CAPITAL GROWTH PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED) - continued
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six months ended
                                                                                              October 31, 1995       Year ended
                                                                                                (Unaudited)        April 30, 1995
                                                                                              ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................................................    $    313,132        $    610,651
  Net realized gain (loss) on investments...................................................       5,635,536          (2,229,746)
  Change in net unrealized appreciation (depreciation)......................................      (2,949,156)          2,592,805
                                                                                                 -----------        ------------
Net increase in net assets resulting from operations........................................       2,999,512             973,710
                                                                                                 -----------        ------------
DISTRIBUTIONS:
Net investment income:
  Institutional Class.......................................................................        (251,781)           (507,523)
  Retail Class..............................................................................          (1,786)             (1,684)
Net realized gain:
  Institutional Class.......................................................................         (41,963)           (839,096)
  Retail Class..............................................................................            (447)             (3,616)
                                                                                                 -----------        ------------
Net decrease in net assets resulting from distributions.....................................        (295,977)         (1,351,919)
                                                                                                 -----------        ------------
SHARE TRANSACTIONS(1):
Proceeds from sales of shares...............................................................       7,621,352           8,972,863
Reinvested dividends........................................................................           2,336               5,719
Cost of shares redeemed.....................................................................      (6,049,618)        (19,346,340)
                                                                                                 -----------        ------------
Net increase (decrease) in net assets resulting from share transactions.....................       1,574,070         (10,367,758)
                                                                                                 -----------        ------------
    Total increase (decrease) in net assets.................................................       4,277,605         (10,745,967)
NET ASSETS:
  Beginning of period.......................................................................      41,573,632          52,319,599
                                                                                                 -----------        ------------
  End of period (including undistributed net investment income of $318,634 and $259,069,
    respectively)...........................................................................    $ 45,851,237        $ 41,573,632
                                                                                                 ===========        ============
---------------------------------------------------------------------------------------------------------------------------------
(1) Dollars issued and redeemed:
Institutional Class:
  Issued....................................................................................    $  6,469,809        $  8,654,083
  Distributions reinvested..................................................................             103                 418
  Redeemed..................................................................................      (6,009,727)        (19,330,180)
                                                                                                 -----------        ------------
Net increase (decrease).....................................................................    $    460,185        $(10,675,679)
                                                                                                 ===========        ============
Retail Class:
  Issued....................................................................................    $  1,151,543        $    318,780
  Distributions reinvested..................................................................           2,233               5,301
  Redeemed..................................................................................         (39,891)            (16,160)
                                                                                                 -----------        ------------
Net increase................................................................................    $  1,113,885        $    307,921
                                                                                                 ===========        ============
Shares issued and redeemed:
Institutional Class:
  Issued....................................................................................         580,254             882,812
  Distributions reinvested..................................................................               9                  44
  Redeemed..................................................................................        (540,949)         (1,972,616)
                                                                                                 -----------        ------------
Net increase (decrease).....................................................................          39,314          (1,089,760)
                                                                                                 ===========        ============
Retail Class:
  Issued....................................................................................         101,638              32,257
  Distributions reinvested..................................................................             203                 555
  Redeemed..................................................................................          (3,592)             (1,663)
                                                                                                 -----------        ------------
Net increase................................................................................          98,249              31,149
                                                                                                 ===========        ============

---------------

    The accompanying notes are an integral part of the financial statements.

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           Institutional Class
                                                                         --------------------------------------------------------
                                                                                                                   Period from
                                                                         Six months ended                        July 19, 1993**
                                                                         October 31, 1995       Year ended         to April 30,
                                                                           (Unaudited)        April 30, 1995           1994
                                                                         ----------------     --------------     ----------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period...................................      $  10.20            $  10.19            $  10.00
                                                                              -------             -------             -------
Income from investment operations:
Net investment income..................................................          0.07                0.14                0.06
Net realized and unrealized gain on investments........................          0.68                0.16                0.21
                                                                              -------             -------             -------
Total from investment operations.......................................          0.75                0.30                0.27
                                                                              -------             -------             -------
Distributions:
Net investment income..................................................         (0.06)              (0.11)              (0.03)
Net realized gain......................................................         (0.01)              (0.18)              (0.05)
                                                                              -------             -------             -------
Total distributions....................................................         (0.07)              (0.29)              (0.08)
                                                                              -------             -------             -------
Net asset value, end of period.........................................      $  10.88            $  10.20            $  10.19
                                                                              =======             =======             =======
TOTAL RETURN...........................................................          7.13%+#             3.15%+              2.66%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)..................................      $ 44,355            $ 41,170            $ 52,233
Ratio of expenses to average daily net assets(1).......................          0.26%*              0.74%               0.87%*
Ratio of net investment income to average daily net assets.............          1.31%*              1.35%               0.78%*
Portfolio turnover rate................................................           733%*               182%                 41%*
---------------
(1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers not
    occurred is as follows.............................................          0.86%*              0.85%               0.87%*

                                                                                               Retail Class
                                                                         --------------------------------------------------------
                                                                                                                   Period from
                                                                         Six months ended                        March 9, 1994**
                                                                         October 31, 1995       Year ended         to April 30,
                                                                           (Unaudited)        April 30, 1995           1994
                                                                         ----------------     --------------     ----------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period...................................      $  10.18            $  10.18            $  10.89
                                                                              -------             -------             -------
Income from investment operations:
Net investment income..................................................          0.06                0.08                0.00
Net realized and unrealized gain (loss) on investments.................          0.66                0.18               (0.71)
                                                                              -------             -------             -------
Total from investment operations.......................................          0.72                0.26               (0.71)
                                                                              -------             -------             -------
Distributions:
Net investment income..................................................         (0.04)              (0.08)               0.00
Net realized gain......................................................         (0.01)              (0.18)               0.00
                                                                              -------             -------             -------
Total distributions....................................................         (0.05)              (0.26)               0.00
                                                                              -------             -------             -------
Net asset value, end of period.........................................      $  10.85            $  10.18            $  10.18
                                                                             ========            ========            ========
TOTAL RETURN...........................................................          6.85%+#             2.74%+             (6.52)%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)..................................      $  1,496            $    404            $     87
Ratio of expenses to average daily net assets(1).......................          0.75%*              1.23%               1.92%*
Ratio of net investment income to average daily net assets.............          0.82%*              0.86%              (0.27)%*
Portfolio turnover rate................................................           733%*               182%                 41%*

---------------

   * Annualized
  ** Commencement of operations
   + Total return does not include the one time sales charge for the
     Retail Class.
     Total return would have been lower had certain expenses not been reimbursed during the period.
   # Total return for periods of less than one year are not
     annualized.
 (1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers
     not occurred is as follows......................................          3.77%*              9.73%               30.78%*

    The accompanying notes are an integral part of the financial statements.

ARK FUNDS: INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
--------------------------------------------------------------------------------

                                                               Value
                                                   Shares    (Note 1)
                                                   -------  -----------
COMMON STOCKS - 94.0%
AUSTRALIA - 1.7%
BASIC INDUSTRY - 0.7%
Broken Hill Proprietary Co., Ltd.................      719  $     9,735
Western Mining Corp. Holdings Ltd................    1,971       12,638
                                                            -----------
TOTAL BASIC INDUSTRY.............................                22,373
                                                            -----------
CONSUMER NON-DURABLES - 0.6%
News Corp., Ltd..................................    3,623       18,264
                                                            -----------
FINANCE - 0.4%
National Australia Bank Ltd......................    1,366       11,691
                                                            -----------
TOTAL AUSTRALIA..................................                52,328
                                                            -----------
DENMARK - 1.5%
UTILITIES - 1.5%
Tele Danmark A/S, Class B........................      860       44,874
                                                            -----------
FRANCE - 5.7%
CONSUMER DURABLES - 2.4%
Groupe SEB S.A...................................      273       33,053
PSA Peugeot Citroen S.A..........................      300       39,084
                                                            -----------
TOTAL CONSUMER DURABLES..........................                72,137
                                                            -----------
CONSUMER NON-DURABLES - 1.6%
Accor S.A........................................      402       47,768
                                                            -----------
ENERGY - 1.1%
Elf Aquitaine....................................      500       34,052
                                                            -----------
FINANCE - 0.0%
Cie UAP..........................................       14          364
                                                            -----------
UTILITIES - 0.6%
Cie Generale des Eaux............................      202       18,777
                                                            -----------
TOTAL FRANCE.....................................               173,098
                                                            -----------
GERMANY - 4.3%
BASIC INDUSTRY - 1.0%
Bayer AG.........................................      112       29,610
                                                            -----------
FINANCE - 0.9%
Deutsche Bank AG.................................      610       27,528
                                                            -----------
TECHNOLOGY - 2.4%
Mannesmann AG....................................      220       72,234
                                                            -----------
TOTAL GERMANY....................................               129,372
                                                            -----------
HONG KONG - 2.2%
FINANCE - 2.2%
Cheung Kong Holdings Ltd.........................    2,606       14,696
First Pacific Co., Ltd...........................   18,000       20,721
Hong Kong & Shanghai Bank Holdings PLC...........    1,200       17,462
Swire Pacific Ltd., Class A......................    1,736       13,024
                                                            -----------
TOTAL FINANCE....................................                65,903
                                                            -----------
ITALY - 1.1%
CONSUMER DURABLES - 1.1%
Benetton Group S.p.A.............................    3,200       33,137
                                                            -----------
JAPAN - 43.2%
BASIC INDUSTRY - 3.2%
Asahi Chemical Industry Co., Ltd.................    5,000       35,100
Asahi Glass Co...................................    3,000       29,331
Yokohama Rubber Co., Ltd.........................    6,000       31,854
                                                            -----------
TOTAL BASIC INDUSTRY.............................                96,285
                                                            -----------

                                                               Value
                                                   Shares    (Note 1)
                                                   -------  -----------
BUSINESS SERVICES - 3.9%
Mitsui & Co......................................    6,000  $    47,751
Mitsui Trust & Banking...........................    4,000       31,991
Nagase & Co......................................    5,000       39,597
                                                            -----------
TOTAL BUSINESS SERVICES..........................               119,339
                                                            -----------
CAPITAL GOODS - 2.0%
Mitsubishi Heavy Industries Ltd..................    8,000       61,713
                                                            -----------
CONSUMER DURABLES - 3.4%
Matsushita Electric Industries Ltd...............    3,000       42,530
Mizuno Corp......................................    3,000       24,140
Toyota Motor Corp................................    2,000       37,153
                                                            -----------
TOTAL CONSUMER DURABLES..........................               103,823
                                                            -----------
CONSUMER NON-DURABLES - 7.0%
Chiyoda Co.......................................    3,000       58,956
Royal Ltd........................................    1,000       34,220
Shimachu Co., Ltd................................    2,000       52,796
Tokyo Dome Corp..................................    1,000       15,155
Toppan Printing Co., Ltd.........................    4,000       52,796
                                                            -----------
TOTAL CONSUMER NON-DURABLES......................               213,923
                                                            -----------
ENGINEERING & CONSTRUCTION - 3.2%
Chudenko Corp....................................    1,000       36,468
Fukada Corp......................................    2,000       18,576
Sekisui House Co., Ltd...........................    2,000       23,074
Sodick*..........................................    2,000       18,968
                                                            -----------
TOTAL ENGINEERING & CONSTRUCTION.................                97,086
                                                            -----------
FINANCE - 6.6%
Akita Bank.......................................    2,000       13,199
Japan Securities Finance Co., Ltd................    1,000       12,515
Nomura Securities Co.............................    2,000       36,566
Orix Corp........................................    1,000       35,197
Sakura Bank Ltd..................................    3,000       29,039
Taiko Bank Ltd...................................    5,000       21,998
Tokio Marine & Fire Insurance Co.................    3,000       30,798
Tokyo Tatemono Co., Ltd..........................    5,000       20,141
                                                            -----------
TOTAL FINANCE....................................               199,453
                                                            -----------
HEALTH CARE - 0.7%
Sankyo Co., Ltd..................................    1,000       21,998
                                                            -----------
TECHNOLOGY - 10.1%
Asahi Diamond Industrial.........................    3,000       38,424
Hitachi Ltd......................................    3,000       30,798
Hitachi Metals Ltd...............................    3,000       36,957
Nikon Corp.......................................    2,000       28,549
Olympus Optical Co., Ltd.........................    6,000       56,022
Sumitomo Electric Industries.....................    4,000       46,148
Toshiba Corp.....................................    8,000       57,959
Tsudakoma Corp...................................    2,000       11,361
                                                            -----------
TOTAL TECHNOLOGY.................................               306,218
                                                            -----------
TRANSPORTATION - 1.2%
Nippon Yusen.....................................    7,000       37,436
                                                            -----------
UTILITIES - 1.9%
DDI Corp.........................................        4       32,421
Nippon Telephone & Telegraph Corp................        3       24,609
                                                            -----------
TOTAL UTILITIES..................................                57,030
                                                            -----------
TOTAL JAPAN......................................             1,314,304
                                                            -----------
MALAYSIA - 3.2%
BASIC INDUSTRY - 0.5%
Genting Bhd......................................    2,000       17,241
                                                            -----------
CAPITAL GOODS - 0.2%
UMW Holdings Bhd.................................    2,266        5,396
                                                            -----------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED) - continued
--------------------------------------------------------------------------------

                                                               Value
                                                   Shares    (Note 1)
                                                   -------  -----------
COMMON STOCKS - continued
CONSUMER DURABLES - 0.7%
Renong Bhd.......................................   13,000  $    19,854
                                                            -----------
ENGINEERING & CONSTRUCTION - 0.4%
United Engineers Ltd. (Malaysia).................    2,000       12,439
                                                            -----------
FINANCE - 1.4%
Land & General Holdings Bhd......................    4,500       10,451
Malayan Banking Bhd..............................    4,000       32,277
                                                            -----------
TOTAL FINANCE....................................                42,728
                                                            -----------
TOTAL MALAYSIA...................................                97,658
                                                            -----------
NETHERLANDS - 4.3%
BUSINESS SERVICES - 0.4%
Koninklijke PTT Nederland N.V....................      297       10,451
                                                            -----------
FINANCE - 3.9%
ABN Amro Holdings N.V............................    1,328       55,825
Aegon N.V........................................    1,672       63,500
                                                            -----------
TOTAL FINANCE....................................               119,325
                                                            -----------
TOTAL NETHERLANDS................................               129,776
                                                            -----------
SINGAPORE - 2.1%
CONSUMER NON-DURABLES - 1.0%
Singapore Press Holdings Ltd.....................    2,000       31,292
                                                            -----------
FINANCE - 1.1%
Development Bank of Singapore Ltd................    1,000       11,469
Keppel Corp., Ltd................................    2,000       16,425
Malayan Credit Ltd...............................    3,000        5,501
                                                            -----------
TOTAL FINANCE....................................                33,395
                                                            -----------
TOTAL SINGAPORE..................................                64,687
                                                            -----------
SPAIN - 2.6%
ENERGY - 0.9%
Repsol S.A.......................................      887       26,509
                                                            -----------
FINANCE - 1.7%
Banco de Santander S.A. (Registered).............    1,214       52,956
                                                            -----------
TOTAL SPAIN......................................                79,465
                                                            -----------
SWEDEN - 2.6%
CAPITAL GOODS - 1.3%
Atlas Copco AB, Class A Free.....................    2,702       40,922
                                                            -----------
HEALTH CARE - 1.3%
Astra AB, Class A Free...........................    1,090       40,080
                                                            -----------
TOTAL SWEDEN.....................................                81,002
                                                            -----------
SWITZERLAND - 4.9%
CAPITAL GOODS - 1.7%
Roche Holding AG.................................        5       36,343
Saurer AG........................................       46       16,617
                                                            -----------
TOTAL CAPITAL GOODS..............................                52,960
                                                            -----------
CONSUMER NON-DURABLES - 1.9%
Nestle S.A. (Registered).........................       55       57,665
                                                            -----------
ENERGY - 1.3%
Alusuisse-Lonza Holding AG (Registered)..........       50       38,106
                                                            -----------
TOTAL SWITZERLAND................................               148,731
                                                            -----------
THAILAND - 1.1%
BUSINESS SERVICES - 0.0%
Total Access Communication Public Co., Ltd.......    3,500          842
                                                            -----------

                                                               Value
                                                   Shares    (Note 1)
                                                   -------  -----------
FINANCE - 1.1%
Finance One Co., Ltd.............................    3,000  $    16,812
Land & House Co., Ltd. (Foreign).................      999       16,121
                                                            -----------
TOTAL FINANCE....................................                32,933
                                                            -----------
TOTAL THAILAND...................................                33,775
                                                            -----------
UNITED KINGDOM - 12.4%
BASIC INDUSTRY - 0.9%
BOC Group PLC....................................      961       13,200
Hanson PLC.......................................    5,145       15,756
                                                            -----------
TOTAL BASIC INDUSTRY.............................                28,956
                                                            -----------
BUSINESS SERVICES - 0.9%
Reuters Holdings PLC.............................    2,995       27,835
                                                            -----------
CAPITAL GOODS - 0.6%
BTR PLC..........................................    3,421       18,168
                                                            -----------
CONSUMER NON-DURABLES - 2.7%
Argyll Group PLC.................................    2,253       11,467
Guinness PLC.....................................    2,209       17,702
Marks & Spencer PLC..............................    3,099       20,769
Sainsbury (J) PLC................................    2,805       18,799
Unilever PLC.....................................      640       12,432
                                                            -----------
TOTAL CONSUMER NON-DURABLES......................                81,169
                                                            -----------
ENERGY - 1.9%
British Petroleum Co. PLC........................    4,183       30,777
Shell Transport & Trading Co. PLC................    2,273       26,622
                                                            -----------
TOTAL ENERGY.....................................                57,399
                                                            -----------
ENGINEERING & CONSTRUCTION - 0.6%
General Electric Co. PLC.........................    3,707       18,398
                                                            -----------
FINANCE - 2.3%
Barclays PLC.....................................    1,296       15,220
Lloyds Bank PLC..................................    1,615       19,885
National Westminster Bank PLC....................    1,795       17,931
Prudential Corp. PLC.............................    2,843       17,795
                                                            -----------
TOTAL FINANCE....................................                70,831
                                                            -----------
HEALTH CARE - 0.9%
SmithKline Beecham PLC, Class A..................    1,620       16,913
Zeneca Group PLC.................................      614       11,437
                                                            -----------
TOTAL HEALTH CARE................................                28,350
                                                            -----------
UTILITIES - 1.6%
Cable & Wireless PLC.............................    3,281       21,470
London Electricity PLC...........................    1,809       25,791
                                                            -----------
TOTAL UTILITIES..................................                47,261
                                                            -----------
TOTAL UNITED KINGDOM.............................               378,367
                                                            -----------
UNITED STATES - 1.1%
TECHNOLOGY - 1.1%
Indosat ADR......................................    1,000       33,125
                                                            -----------
TOTAL COMMON STOCKS (Cost $2,863,429)............             2,859,602
                                                            -----------
PREFERRED STOCKS - 1.7%
GEA AG (Cost $55,598)............................      160       52,306
                                                            -----------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED) - continued
--------------------------------------------------------------------------------

               Annualized
                Yield at
    Due         Time of       Principal      Value
   Date         Purchase       Amount       (Note 1)
-----------    ----------     --------     ----------
CASH EQUIVALENTS - 4.3%
UNITED STATES - 4.3%
U.S. TREASURY BILL - 4.3%
11/02/95             4.95%    $132,000     $  131,982
  (Cost $131,982)                          ----------

TOTAL INVESTMENTS - 100%
  (Cost $3,051,009)......                  $3,043,890
                                            =========

---------------

ADR - American Depositary Receipt
* Non-income producing

INCOME TAX INFORMATION:
At October 31, 1995, the net unrealized depreciation based
on cost for income tax purposes of $3,051,009 was as
follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                    $ 177,201
Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                   (184,320)
                                                            ---------
Net unrealized depreciation                                 $  (7,119)
                                                             ========
OTHER INFORMATION:
Purchases and sales of securities, other than short-term
securities and U.S. Government and Agency securities,
for the six months ended October 31, 1995 aggregated
$720,397 and $618,207, respectively.
FOREIGN FORWARD CURRENCY CONTRACT INFORMATION:
Under the terms of forward foreign currency contracts open
at October 31, 1995, the Portfolio is obligated to
deliver or is to receive foreign currency in exchange for
U.S. dollars as indicated below:

                                                      In                          Net
   Currency to                                     Exchange                   Unrealized
     Delivery            Value        Settlement      For         Value       Gain (Loss)
------------------     ----------     --------     ---------     --------     -----------
A$          31,920      $ 24,307       11/1/95      $ 23,863     $ 23,863       $  (444)
$           31,379        31,379       11/2/95     S $44,350       31,399            20
L           56,875        89,897       11/7/95      $ 89,607       89,607          (290)
Y       69,909,000       683,506      11/30/95      $700,000      700,000        16,494
                       ----------                                --------     -----------
                        $829,089                                 $844,869       $15,780
                       =========                                 ========     ==========

---------------

A$   -    Australian Dollar
L    -    British Pounds
Y    -    Japanese Yen
S$   -    Singapore Dollar

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments, at value (Cost $3,051,009) (Note
  1)............................................            $3,043,890
Cash............................................                   573
Receivable from adviser (Note 4)................                13,709
Receivable for investments sold.................               114,204
Net unrealized gain on foreign forward currency
  contracts.....................................                15,780
Dividends receivable............................                 6,872
Foreign withholding tax reclaim.................                 2,347
                                                            ----------
    Total assets................................             3,197,375
LIABILITIES:
Payable for investments purchased...............  $32,245
Custodian fees payable..........................    2,000
Administration and distribution fees payable....      405
Audit fees payable..............................    5,220
Other payables and accrued expenses.............    5,020
                                                  -------
    Total liabilities...........................                44,890
                                                            ----------
NET ASSETS......................................            $3,152,485
                                                             =========
Net Assets consist of:
Paid in capital.................................            $3,022,795
Undistributed net investment income.............                 4,697
Accumulated undistributed net realized gain
  on investments................................               116,044
Net unrealized appreciation in value of
  investments
  and foreign currency related transactions.....                 8,949
                                                            ----------
NET ASSETS......................................            $3,152,485
                                                             =========
NET ASSET VALUE, offering price and redemption
  price per
  share ($3,152,485 / 305,749 shares
  outstanding)..................................                $10.31
                                                                 =====

STATEMENT OF OPERATIONS
Six months ended October 31, 1995

INVESTMENT INCOME:
Dividends........................................             $ 37,308
Less: Foreign taxes withheld.....................               (4,682)
                                                              --------
    Total Investment income......................               32,626
EXPENSES:
Advisory fee (Note 2)............................  $ 12,422
Administration and distribution fees (Note 2)....     2,329
Transfer agent fee...............................     5,381
Registration fee.................................     2,584
Custodian fees and expenses......................       215
Pricing & bookkeeping fees payable...............    23,017
Miscellaneous....................................     4,249
                                                   --------
    Total expenses before waivers................    50,197
Waivers of expenses (Note 4).....................   (26,131)    24,066
                                                   --------   --------
Net investment income............................                8,560
Net realized gain on:
  Investments....................................               70,822
  Foreign currency transactions..................               45,627
                                                              --------
Total net realized gain..........................              116,449
Change in net unrealized appreciation
  (depreciation).................................              (66,339)
                                                              --------
Net increase in net assets resulting from
  operations.....................................             $ 58,670
                                                              ========

---------------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED) - continued
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six months ended        Period from
                                                                                          October 31, 1995     December 30, 1994*
                                                                                            (Unaudited)        to April 30, 1995
                                                                                          ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income.................................................................     $    8,560            $    8,379
  Net realized gain (loss) on investments and foreign currency transactions.............        116,449                (3,941)
  Change in unrealized appreciation (depreciation)......................................        (66,339)               75,288
                                                                                             ----------            ----------
Net increase in net assets resulting from operations....................................         58,670                79,726
                                                                                             ----------            ----------
DISTRIBUTIONS:
Net investment income...................................................................         (8,706)                   --
                                                                                             ----------            ----------
SHARE TRANSACTIONS(1):
Proceeds from sales of shares...........................................................        154,000             2,860,089
Reinvested dividends....................................................................          8,706                    --
                                                                                             ----------            ----------
Net increase in net assets resulting from share transactions............................        162,706             2,860,089
                                                                                             ----------            ----------
    Total increase in net assets........................................................        212,670             2,939,815
NET ASSETS:
  Beginning of period...................................................................      2,939,815                    --
                                                                                             ----------            ----------
  End of period (including undistributed net investment income of $4,697 and $4,843,
    respectively).......................................................................     $3,152,485            $2,939,815
                                                                                             ==========            ==========
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares issued
  Issued................................................................................         14,672               290,197
  Distributions reinvested..............................................................            880                    --
                                                                                             ----------            ----------
Net increase............................................................................         15,552               290,197
                                                                                             ==========            ==========

---------------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     Six months ended             Period from
                                                                                     October 31, 1995         December 30, 1994**
                                                                                       (Unaudited)             to April 30, 1995
                                                                                     ----------------         -------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period.............................................         $10.13                    $ 10.00
                                                                                          ------                     ------
Income from investment operations:
Net investment income............................................................           0.03                       0.03
Net realized gain on investments.................................................           0.18                       0.10
                                                                                          ------                     ------
Total from investment operations.................................................           0.21                       0.13
                                                                                          ------                     ------
Distributions:
Net investment income............................................................          (0.03)                        --
                                                                                          ------                     ------
Net asset value, end of period...................................................         $10.31                    $ 10.13
                                                                                          ======                    =======
TOTAL RETURN.....................................................................           1.78%+#                    1.30%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)............................................         $3,152                    $ 2,940
Ratio of expenses to average daily net assets(1).................................           1.55%*                     1.55%*
Ratio of net investment income to average daily net assets.......................           0.55%*                     0.97%*
Portfolio turnover rate..........................................................             42%*                        2%*

---------------

   * Annualized
  ** Commencement of operations
     Total return would have been lower had certain fees not been waived during
   + the period.
   # Total return for periods of less than one year are not annualized.
     During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had
 (1) such waivers not occurred is as follows.....................................           3.23%*                     5.35%*

    The accompanying notes are an integral part of the financial statements.

ARK FUNDS: SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS / OCTOBER 31, 1995 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
--------------------------------------------------------------------------------

                                                               Value
                                                   Shares    (Note 1)
                                                   -------  -----------
COMMON STOCKS - 98.4%
BASIC INDUSTRY - 1.8%
Sanifill, Inc.*..................................    4,000  $   126,000
                                                            -----------
BUSINESS SERVICES - 2.5%
Employee Solutions, Inc.*........................    5,000       76,875
National Data Corp. .............................    3,500       92,750
                                                            -----------
TOTAL BUSINESS SERVICES..........................               169,625
                                                            -----------
CONSUMER DURABLES - 6.9%
Gentex Corp.*....................................    4,000       89,000
Lo-Jack Corp.*...................................    5,000       77,500
Nu-Kote Holding, Inc., Class A*..................    4,000       83,000
Top Source Technologies, Inc.*...................   15,000      109,688
Tracor, Inc. ....................................    7,500      120,000
                                                            -----------
TOTAL CONSUMER DURABLES..........................               479,188
                                                            -----------
CONSUMER NON-DURABLES - 19.3%
Acclaim Entertainment, Inc.*.....................    3,000       70,875
Applebee's International, Inc. ..................    2,000       56,250
Barnes & Noble Inc.*.............................    2,000       73,000
Borders Group, Inc.*.............................    2,000       34,250
Darden Restaurants, Inc. ........................   15,000      170,625
De Rigo S.P.A. ADR...............................    5,000      103,125
First Brands Corp. ..............................    3,000      137,250
Jones Apparel Group, Inc.*.......................    3,500      119,875
Just For Feet, Inc. .............................    2,500       59,062
Movie Gallery, Inc.*.............................    3,000      115,500
Papa John's International, Inc. .................      500       19,250
Regis Corp. .....................................    4,000       91,000
Showboat, Inc. ..................................    5,000      120,000
Warnaco Group, Inc. .............................    4,000       93,000
Williams-Sonoma, Inc.*...........................    4,000       69,500
                                                            -----------
TOTAL CONSUMER NON-DURABLES......................             1,332,562
                                                            -----------
ENERGY - 4.3%
Questar Corp. ...................................    3,500      105,438
Reading & Bates Corp.*...........................    8,000       92,000
Seitel, Inc.*....................................    4,000      103,500
                                                            -----------
TOTAL ENERGY.....................................               300,938
                                                            -----------
ENGINEERING & CONSTRUCTION - 1.3%
UCAR International, Inc. ........................    3,100       88,350
                                                            -----------
FINANCE - 10.3%
Finova Group, Inc. ..............................    2,500      113,125
Hibernia Corp., Class A..........................   15,000      148,125
ISB Financial Corp. .............................    6,000      100,500
MS Financial, Inc.*..............................    7,500       84,375
NAC Re Corp. ....................................    2,000       70,250
Olympic Financial Ltd.*..........................    4,000       73,000
Prudential Reinsurance Holdings, Inc. ...........    6,000      122,250
                                                            -----------
TOTAL FINANCE....................................               711,625
                                                            -----------
HEALTH CARE - 11.1%
American Oncology Resources, Inc.*...............    2,000       70,000
IDEC Pharmaceuticals Corp. ......................   10,000      118,750
Interneuron Pharmaceuticals, Inc. ...............    7,500      111,562
Mid Atlantic Medical Services, Inc.*.............    7,000      139,125
Sierra Health Services, Inc.*....................    4,000      114,500
United Dental Care, Inc. ........................    3,000       91,500
United Wisconsin Services, Inc. .................    5,000      124,375
                                                            -----------
TOTAL HEALTH CARE................................               769,812
                                                            -----------

                                                               Value
                                                   Shares    (Note 1)
                                                   -------  -----------
TECHNOLOGY - 39.6%
Checkfree Corp. .................................    8,000  $   169,000
Cooper & Chyan Technology, Inc. .................      500        7,062
Cypress Semiconductor Corp.*.....................    3,000      105,750
Diamond Multimedia Systems, Inc. ................    3,000       88,500
ESS Technology, Inc. ............................    7,000      210,000
Harbinger Corp. .................................    3,500       49,000
Gasonics International Corp.*....................    3,500      115,500
Infinity Broadcasting Corp., Class A*............    2,000       65,000
Integrated Measurement Systems, Inc. ............    2,000       27,000
LeCroy Corp. ....................................   12,000      147,000
Logic Works, Inc. ...............................    5,000       76,250
MDL Information Systems, Inc.*...................    2,000       37,750
MEMC Electronic Materials, Inc. .................    1,700       54,400
Netscape Communications Corp. ...................    2,000      176,000
Pairgain Technologies, Inc.*.....................    2,500      106,875
Platinum Technology, Inc.*.......................    1,000       18,250
Pure Software, Inc. .............................    4,000      147,000
Remedy Corp. ....................................    2,000       86,000
Robotic Vision Systems, Inc.*....................    1,500       34,313
Sanmina Corp. ...................................      934       50,436
Shiva Corp.*.....................................    2,000      120,000
Silicon Valley Group, Inc.*......................    2,000       64,750
Simware, Inc. ...................................    3,000       28,125
Smith Micro Software, Inc. ......................    5,000       61,250
StorMedia, Inc. .................................    2,000       92,000
Symantec Corp.*..................................    7,000      170,187
TelCom Semiconductor, Inc. ......................    5,000       39,375
Teltrend, Inc. ..................................    5,500      162,250
UUNET Technologies, Inc. ........................    3,000      182,250
Vantive Corp. ...................................    3,000       48,000
                                                            -----------
TOTAL TECHNOLOGY.................................             2,739,273
                                                            -----------
TRANSPORTATION - 1.3%
Atlas Air, Inc.*.................................    6,000       89,250
                                                            -----------
TOTAL COMMON STOCKS (Cost $6,346,298)............             6,806,623
                                                            -----------
INVESTMENT COMPANIES - 0.9%
Templeton Global Utilities, Inc. (Cost
  $67,225).......................................    5,000       63,750
                                                            -----------
WARRANTS - 0.7%
Wang Labs, expiring 07/01/01* (Cost $59,375).....   10,000       50,000
                                                            -----------
TOTAL INVESTMENTS - 100%
  (Cost $6,472,898)..............................           $ 6,920,373
                                                              =========

---------------

ADR - American Depository Receipt
 * Non-income producing
** Commencement of operations.

INCOME TAX INFORMATION:
At October 31, 1995, the net unrealized appreciation based
on cost for income tax purposes of $6,472,898 was as
follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                    $ 627,459
                                                            ---------
Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                   (179,984)
Net unrealized appreciation                                 $ 447,475
                                                             ========
OTHER INFORMATION:
Purchases and sales of securities, other than short-term
securities and U.S. Government and Agency securities,
for the period from July 13, 1995** to October 31, 1995
aggregated $15,511,872 and $8,943,108, respectively.

    The accompanying notes are an integral part of the financial statements.

SPECIAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments, at value (Cost $6,472,898) (Note
  1)...........................................             $6,920,373
Receivable for investments sold................              1,999,603
Dividends receivable...........................                 17,694
                                                            ----------
    Total assets...............................              8,937,670
LIABILITIES:
Payable for investments purchased..............  $891,081
Investment advisory fees payable...............     3,758
Administration and distribution fees payable...       940
Other payables and accrued expenses............    12,418
                                                 --------
    Total liabilities..........................                908,197
                                                            ----------
NET ASSETS.....................................             $8,029,473
                                                             =========
Net Assets consist of:
Paid in capital................................             $7,667,050
Undistributed net investment income............                 10,814
Accumulated net realized loss on investments...                (95,866)
Net unrealized appreciation in value of
  investments..................................                447,475
                                                            ----------
NET ASSETS.....................................             $8,029,473
                                                             =========
NET ASSET VALUE, offering price and redemption
  price per share ($8,029,473 / 721,640 shares
  outstanding).................................                 $11.13
                                                                 =====

STATEMENT OF OPERATIONS
Period from July 13, 1995* to October 31, 1995

INVESTMENT INCOME:
Dividends.........................................            $ 33,385
EXPENSES:
Advisory fee (Note 2).............................  $10,858
Administration and distribution fees (Note 2).....    2,714
Registration fee..................................    1,525
Custodian fees and expenses.......................    4,082
Audit.............................................    1,980
Trustees' Compensation............................       27
Miscellaneous.....................................    1,385
                                                    -------
    Total expenses................................   22,571
Net investment income.............................              10,814
Net realized loss on investments..................             (95,866)
Change in net unrealized appreciation.............             447,475
                                                              --------
Net increase in net assets resulting from
  operations......................................            $362,423
                                                              ========

---------------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

SPECIAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS (UNAUDITED) - continued
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  Period from
                                                                                                                July 13, 1995*
                                                                                                              to October 31, 1995
                                                                                                              -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income...................................................................................        $    10,814
  Net realized loss on investments........................................................................            (95,866)
  Change in unrealized appreciation.......................................................................            447,475
                                                                                                                   ----------
Net increase in net assets resulting from operations......................................................            362,423
                                                                                                                   ----------
SHARE TRANSACTIONS(1):
Proceeds from sales of shares.............................................................................          7,758,671
Cost of shares redeemed...................................................................................            (91,621)
                                                                                                                   ----------
Net increase in net assets resulting from share transactions..............................................          7,667,050
                                                                                                                   ----------
    Total increase in net assets..........................................................................          8,029,473
NET ASSETS:
  Beginning of period.....................................................................................                 --
                                                                                                                   ----------
  End of period (including undistributed net investment income of $10,814)                                        $ 8,029,473
                                                                                                                   ==========
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares issued and redeemed
  Issued..................................................................................................            729,882
  Redeemed................................................................................................             (8,242)
                                                                                                                   ----------
Net increase..............................................................................................            721,640
                                                                                                                   ==========

---------------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

SPECIAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                                  Period from
                                                                                                                July 13, 1995**
                                                                                                              to October 31, 1995
                                                                                                                  (Unaudited)
                                                                                                              -------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period........................................................................        $ 10.00
                                                                                                                     ------
Income from investment operations:
Net investment income.......................................................................................           0.01
Net realized and unrealized gain on investments.............................................................           1.12
                                                                                                                     ------
Total from investment operations............................................................................           1.13
                                                                                                                     ------
Net asset value, end of period..............................................................................        $ 11.13
                                                                                                                     ======
TOTAL RETURN................................................................................................          11.30%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).......................................................................        $ 8,029
Ratio of expenses to average daily net assets...............................................................           1.25%*
Ratio of net investment income to average daily net assets..................................................           0.60%*
Portfolio turnover rate.....................................................................................            737%*

---------------

   * Annualized
  ** Commencement of operations
   # Total return for period of less than one year is not annualized.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

The ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992 and amended and restated on March 19, 1993.

The Fund consists of nine diversified portfolios: U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Income Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, International Equity Portfolio and Special Equity Portfolio (individually a "Portfolio" and collectively the "Portfolios") and may issue an unlimited number of shares of each of its Portfolios. The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

Each investment portfolio (with the exception of International Equity Portfolio) offers both Institutional and Retail Class shares. In addition, each Money Market Portfolio offers Institutional II Class shares. The International Equity Portfolio offers only Institutional Class shares. Institutional Class shares were originally offered with the commencement of each Portfolio's operations. Retail Class shares commenced in April 1994 for Income Portfolio and in March 1994 for Tax-Free Money Market Portfolio, Money Market Portfolio, Growth and Income Portfolio and Capital Growth Portfolio. Retail Class shares have not yet been issued for U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Special Equity Portfolio. Institutional II Class shares commenced in July 1995 for U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio. Each Class of shares has equal rights as to earnings, assets and voting privileges except that each Class bears different distribution, shareholder service and transfer agent expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses incurred under each Class' Distribution and Shareholder Services Plan) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon their relative net assets.

The following is a summary of significant accounting policies for each
Portfolio:

Valuation of Securities. The securities of U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio are valued on the basis of amortized cost as permitted under Rule 2a-7 of the 1940 Act and certain conditions therein. Under this method, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

With respect to Income Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, International Equity Portfolio, and Special Equity Portfolio, securities that are traded on an exchange or on the over-the-counter market are valued based upon the last sale price, or if no sale has occurred, at the closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by a committee acting at the direction of the Fund's Board of Trustees. Short-term debt instruments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, if it approximates current market value. Securities that are traded on a foreign exchange are valued at their closing price and translated into U.S. dollars using current exchange rates.

Foreign Currency Translation. The accounting records of each of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Forward Foreign Currency Contracts. The ARK Non-Money Market Portfolios may enter into forward foreign currency contracts to protect securities and related receivables and payables against changes in future exchange rates. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in the realized gains or losses from foreign currency transactions.

Repurchase Agreements. Each Portfolio, except U.S. Treasury Money Market Portfolio, and Tax-Free Money Market Portfolio may invest in repurchase agreements. The repurchase price of the securities will generally equal the amount paid by each Portfolio plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities (collateral) to each Portfolio whose value is at least equal to the amount of the agreed upon resale price. If the seller defaults, each Portfolio may suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Repurchase agreements entered into by each Portfolio will be limited to transactions with parties that the investment adviser has determined are creditworthy.

Organization Costs. Costs incurred by the Fund in connection with its initial share registration were deferred and are being amortized on a straight-line basis over five years.

--------------------------------------------------------------------------------

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Portfolio is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Accordingly, no provision for federal income taxes is required in the financial statements.

At April 30, 1995, Tax-Free Money Market Portfolio and Income Portfolio had approximately $3,500 and $230,000, respectively, in capital loss carryforwards for Federal income tax purposes available to offset future gains, which will expire on April 30, 2002.

Investment Income. Interest income is accrued as earned. Interest income consists of interest accrued and discount earned (including original issue and market discount), less amortization of premium. Dividend income is recorded on the ex-dividend date.

Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly for U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio. Income Portfolio declares and pays dividends monthly, Growth and Income Portfolio declares and pays dividends quarterly and Capital Growth Portfolio, International Equity Portfolio and Special Equity Portfolio declare and pay dividends annually from net investment income. Distributions from net capital gains, if any, are declared and paid annually by each Portfolio.

Dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferral of losses on wash sales and post-October losses and differing treatments of foreign currency transactions under the income tax regulations.

Other. Investment security transactions are accounted for on trade date. Realized gains and losses from securities transactions are determined using the identified cost basis for both financial reporting and income tax purposes.

2. INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

First National Bank of Maryland ("First Maryland") is the Investment Adviser to the Fund, with the exception of the International Equity Portfolio, which is advised by AIB Investment Managers Limited ("AIB I.M."), an affiliate of First Maryland. Pursuant to an Investment Advisory Contract on behalf of each Portfolio, First Maryland and AIB I.M. (in the case of the International Equity Portfolio), are paid for their advisory services at the annual rates shown in the table below based on the average net assets of each Portfolio.

                                                          Portfolio                                                   Annual Rate
         -----------------------------------------------------------------------------------------------------------  -----------
         U.S. Treasury Money Market Portfolio.......................................................................      .25%
         U.S. Government Money Market Portfolio.....................................................................      .25%
         Money Market Portfolio.....................................................................................      .25%
         Tax-Free Money Market Portfolio............................................................................      .25%
         Income Portfolio...........................................................................................      .50%
         Growth and Income Portfolio................................................................................      .55%
         Capital Growth Portfolio...................................................................................      .60%
         International Equity Portfolio.............................................................................      .80%
         Special Equity Portfolio...................................................................................      .60%

Effective November 1, 1995, SEI Financial Management Corporation ("SFM") serves as administrator and transfer agent to each Portfolio under an Administration Agreement. SFM is entitled to receive an annual fee of .13% of each Portfolio's average net assets, paid monthly, for services performed under the Administration Agreement. SFM has voluntarily agreed to waive a portion of its fee on certain Portfolios of the Fund in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time. Effective November 1, 1995, SEI Financial Services Company ("SFS") acts as distributor for the Portfolios pursuant to a General Distribution Agreement on behalf of each Portfolio. Formerly, the administrator and distributor was Fidelity Distributors Corporation ("Fidelity").

3. DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

The Board has adopted a Distribution Plan on behalf of the Retail Class of each Portfolio and the Institutional II Class of each Money Market Portfolio pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). Under the Distribution Plan, SFS is entitled to a fee of .75% of average net assets of the Portfolio. However, the Trustees have authorized payment of a fee to SFS of .25% of average net assets of the Retail Class of each Money Market Portfolio; .30% of average net assets of the Retail Class of Income Portfolio and .40% of average net assets of the Retail Class of each of Growth and Income Portfolio, Capital Growth Portfolio and Special Equity Portfolio and .10% of the average net assets of the Institutional II Class of each Money Market Portfolio.

Under a Shareholder Services Plan in effect with respect to the Retail Class, each Portfolio pays shareholder servicing fees to investment professionals at an annual rate of .15% of average net assets for providing ongoing shareholder support services to their customers with accounts in such Class.

--------------------------------------------------------------------------------

4. WAIVER OF FEES

First Maryland voluntarily agreed to waive a portion of its advisory fees for U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, and Tax-Free Money Market Portfolio and First Maryland voluntarily agree to waive all of its advisory fees for Capital Growth Portfolio. Additionally, AIB I.M. voluntarily agreed to temporarily waive a portion of its advisory fees and reimburse expenses to the extent necessary for International Equity Portfolio to maintain an annual expense ratio of not more than 1.55%. For the six months ended October 31, 1995, First Maryland waived fees totaling $99,479 for U.S. Treasury Money Market Portfolio, $338,943 for U.S. Government Money Market Portfolio, $249,649 for Money Market Portfolio, and $70,224 for Tax-Free Money Market Portfolio and $143,435 for Capital Growth Portfolio. For the six months ended October 31, 1995, AIB I.M. waived advisory fees of $12,422 and reimbursed expenses of $13,709 to maintain an annual expense ratio of not more than 1.55% for International Equity Portfolio.

In addition, Fidelity voluntarily agreed to waive a portion of its administration fees for U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio. For the period ended October 31, 1995, Fidelity waived fees totaling $44,791 for U.S. Treasury Money Market Portfolio, $232,055 for U.S. Government Money Market Portfolio, $150,259 for Money Market Portfolio, and $44,322 for Tax-Free Money Market Portfolio. These expense limitations are temporary and may be terminated or revised at any time.

Retail Class distribution fees were waived for all Portfolios, except for the Retail Class of Money Market Portfolio. Retail Class shareholder service fees were waived for Income Portfolio, Growth and Income Portfolio and Capital Growth Portfolio. For Money Market Portfolio and Tax-Free Money Market Portfolio .09% of .15% shareholder service fee was waived.

For the six months ended October 31, 1995, Retail Class distribution and shareholder servicing fees waived totaled $24,853 for the Money Market Portfolio, $9,685 for the Tax-Free Money Market Portfolio, $1,764 for the Income Portfolio, $1,985 for the Growth and Income Portfolio and $2,221 for the Capital Growth Portfolio.

Fidelity and Chase Global Funds Services Company ("CGFSC"), formerly Mutual Funds Service Company ("MFSC"), the transfer and shareholder servicing agent through October 31, 1995 voluntarily agreed to waive and reimburse certain expenses for the Retail Class so that the difference in total expenses (excluding amounts charged under the Distribution Plans and Shareholder Servicing Plans) between the Retail Class and the Institutional Class of each Portfolio does not exceed .50% (except for the Retail Class of Tax-Free Money Market Portfolio, for which all transfer agency and shareholder servicing fees were waived). For the six months ended October 31, 1995, Fidelity reimbursed fees of $3,311 for Tax-Free Money Market Portfolio, $135 for Income Portfolio, $290 for Growth and Income Portfolio and $36 for Capital Growth Portfolio. For the six months ended October 31, 1995, CGFSC waived fees totaling $8,762 for Tax-Free Money Market Portfolio, $8,000 for Income Portfolio and $7,500 each for Growth and Income Portfolio and for Capital Growth Portfolio.

Fidelity has voluntarily agreed to reimburse all class level expenses for the Institutional II Class shares. For the period ended October 31, 1995, Fidelity reimbursed fees of $392 for U.S. Treasury Money Market Portfolio, $392 for U.S. Government Money Market Portfolio, $392 for the Money Market Portfolio and $392 for the Tax-Free Money Market Portfolio.

5. OTHER MATTERS

Certain sales of Retail Class shares of Income Portfolio, Growth and Income Portfolio and Capital Growth Portfolio are subject to a maximum sales charge of 4.50%, 4.75% and 4.75%, respectively, of the offering price. Effective March 1, 1994, sales loads have been waived for all purchases of the Retail Class. This sales load waiver is in effect through the end of 1995.

Effective October 9, 1995, First Maryland serves as the custodian of each portfolio's assets (except for International Equity Portfolio). For the period September 1, 1995 through October 6, 1995, Chase Manhattan Bank, N.A., through a merger, succeeded the United States Trust Company of New York as the Fund's custodian.

--------------------------------------------------------------------------------
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Shares of the ARK Funds are not obligations of or guaranteed by The First National Bank of Maryland or any bank, nor are they insured by the FDIC, the Federal Reserve Board, or any other agency. Retail Class shares are offered through First Maryland Brokerage, Inc. and Institutional Class and Institutional II Class shares are offered through First National Bank of Maryland. Fidelity Distributors Corporation, which distributes the ARK Funds, is not a bank and is not affiliated with The First National Bank of Maryland. Investing in mutual funds involves risks, including possible loss of principal amount invested. An investment in a money market Portfolio is neither insured nor guaranteed by the U.S. government. There can be no assurance that a money market Portfolio will maintain a stable $1.00 share price.
--------------------------------------------------------------------------------